BERGER/BIAM INTERNATIONAL FUND
TABLE OF CONTENTS



Portfolio Manager's Letter              2
Statement of Assets and Liabilities     5
Statement of Operations                 6
Statement of Changes in Net Assets      7
Notes to Financial Statements           8
Financial Highlights                    10




                                   1
BERGER/BIAM INTERNATIONAL FUND
PORTFOLIO MANAGERS LETTER

Dear Shareholder:

Bank of Ireland Asset Management (U.S.) Limited (BIAM)* is an active international equity manager, pursuing a value style through the use of fundamental analysis.

We are bottom-up stock pickers, selecting stocks within a framework of economic themes. These themes are derived from across a broad spectrum of social, demographic, economic and technological, among other trends. They are an important part of the process that ultimately allows us to zero-in on the stocks that we believe will be able to exploit above average growth opportunities over the long term.

FUND REVIEW

The Positive Banking Environment theme proved to be the period's best performer. Strong corporate cashflows contributed to the increased dividend yields and supported further acquisitions. In particular, Spain's Banco De Santander and the Netherlands' ABN-Amro Holdings announced additional overseas expansion with the acquisition of Latin American and U.S. banks respectively. National Australia Bank was helped by the announcement of a new share buy-back program. The stock was further supported by the continued strength of the Australian long bond market and by the local low inflation, low growth environment.

Another significant contributor to the outperformance was the Telecommunications theme. The star performer here, STET, announced its intention to merge into Telecom Italia, and to de-merge SEAT (the Italian "Yellow Pages"). Vodafone and Cable & Wireless, both U.K. based, also performed well. Vodafone reported half year profits up 21%, benefiting from increased penetration in the U.K. cellular market. Cable & Wireless announced the formation of a new U.K. telecommunications company with subsidiaries of Nynex, Bell and Videotron.

The Restructuring Opportunities theme provided an impressive return for the period. Royal Dutch announced a joint venture with Texaco covering their respective U.S. refining operations. This will provide substantial benefits from increased market share and cost savings potential. Iberdorla, the Spanish utility company, was the best performing stock over the period, and benefited from a sizable reduction in its debt level and the strength of the Spanish bond market. Elf Aquitaine's price moved ahead following the French Government's placing of its remaining shareholding in the company.

The Leisure Activities theme was another strong performer. Ladbroke Group, located in the U.K., continued its strong upward movement following the earlier acquisition of Hilton's international operations. The increased valuation of EMI, the more attractive element of the former U.K. based Thorn/EMI Group, stemmed from the growth in the European and Far Eastern music industries.

On an individual stock basis, Safeway, the U.K. food retailing company, benefited from increased consumer spending and the re-focus of investors on domestic retailing companies. San Miguel, the Philippine-based food and beverage company and one of the newer additions, also produced solid gains. B.A.T. Industries, a U.K. based company, recovered strongly during the period, on the back of further rumors of a settlement between the U.S. Government and the tobacco industry. Ciba Geigy and Sandoz, both strong performers, completed their merger in December. The new company, Novartis, a Swiss concern, will now be one of the leaders in the global pharmaceutical industry.

In contrast to the European financials, our banking stocks in Thailand did not fair well. This resulted from disenchantment with the local political environment and foreign borrowing curbs which now have been reversed. We believe fundamentals eventually will restore the value of these stocks. Both Bangkok Bank and Thai Farmers Bank are high quality banks with extremely strong capital bases, high levels of reserves and low levels of bad debt. Siemens, the German conglomerate, suffered from the inadequacies of earlier restructuring and a general malaise in


                                   2
the semi-conductor industry. The limited currency hedging program continued to protect the portfolio during the period. The role of the hedging and the currencies covered will be kept under review and adjusted, as appropriate.

OUTLOOK

The strength of the international equity markets in 1996 was achieved in a period of stable or falling interest rates, low inflation and strong earnings growth. Much of the same factors remain in place as we enter the new year.

In continental Europe, much of the economic focus will be on the decisions and impact surrounding the EMU, which is to be established in 1999.

In the Pacific Rim, a number of issues may effect markets. Japan continues to have problems and, while there is some evidence of a recovery, economic fundamentals and domestic investor confidence remain in tatters. Hong Kong is due to change to Chinese control on July 1 and the impact of this unique event will be watched eagerly.

While returns in the coming year are unlikely to match those of the period just ended, we remain satisfied with the structure of the portfolio from a fundamental, value oriented perspective. We will continue with a fully-invested posture, with the major emphasis on holdings in the U.K., the core continental European markets and the Pacific Basin, excluding Japan.


Respectfully submitted,

Bank of Ireland Asset Management (U.S.) Limited (BIAM)


* Investments in the Berger/BIAM International Fund are not insured by the Federal Deposit Insurance Corporation, are not deposits, and are not obligations of, or endorsed or guaranteed in any way by, any bank.

TOP TEN HOLDINGS AS OF 1/31/97
                                        % of Portfolio's
Company                                 net assets
-------                                 ----------
1. Novartis                                  3.68%
2. National Australia Bank                   3.11%
3. ABN Amro Holdings                         2.25%
4. B.A.T. Industries                         2.17%
5. Development Bank of Singapore             2.12%
6. HSBC Holdings                             2.02%
7. Singapore Press Holdings                  2.02%
8. Lloyds TSB Group                          2.01%
9. Canon                                     1.97%
10. Mannesmann                               1.95%

COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN BERGER/BIAM INTERNATIONAL FUND VS. EAFE INDEX AND COST OF LIVING INDEX (DESCRIPTION OF BERGER/BIAM INTERNATIONAL FUND PERFORMANCE LINE GRAPH) The following table reflects data presented in a line graph at this point in the Semi-Annual Report to Shareholders. The graph compares the value of shares invested in the Berger/BIAM International Fund to the EAFE Index and to the Cost of Living Index. The graph is based on an initial investment of $10,000 on July 31, 1989 with all dividends and capital gains reinvested. Also included is a smaller chart reflecting the Berger/BIAM International Fund's Average Annual Total Return as of January 31, 1997 for 1 year - 13.0%, 3 years - 7.8%, 5 years - 13.6% and since inception (July 31, 1989) - 13.3%.

                                   3
               Berger/BIAM
               International  EAFE           Cost of
Date           Fund           Index          Living Index
----           ----           -----          ------------
7/31/89        $10,000        $10,000        $10,000
7/31/90        13,390         9,328          10,482
7/31/91        12,470         8,567          10,949
7/31/92        14,840         7,933          11,294
7/31/93        16,070         10,169         11,608
7/31/94        18,820         11,636         11,929
7/31/95        21,290         12,482         12,259
7/31/96        22,560         12,961         12,621
1/31/97        25,520         13,092         12,789

FOOTNOTE TO LINE GRAPH AND AVERAGE ANNUAL TOTAL RETURNS
Total return data for the Fund for periods prior to October 11, 1996, reflect the performance of the pool of assets transferred on that date into the Berger/BIAM International Portfolio in which all of the Fund's assets are invested, adjusted at that time for any increase in expenses anticipated in operating the Fund, including the Fund's pro rata share of the aggregate annual operating expenses, net of fee waivers, of the Portfolio. The asset pool was not registered with the Securities and Exchange Commission and therefore was not subject to the investment restrictions imposed by law on registered mutual funds. If the pool had been registered its performance might have been adversely affected. Performance figures are based on historical results and are not intended to be indicative of future performance. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.


                                   4
BERGER/BIAM INTERNATIONAL FUND
Statement of Assets and Liabilities (Unaudited)
January 31, 1997


ASSETS
Investment in Berger/BIAM International Portfolio ("Portfolio")$13,733,038
----------------------------------------------------------------------------------------------------
     Total Assets                                 13,733,038
----------------------------------------------------------------------------------------------------

LIABILITIES
Accrued administrative fee (Note 2)                    5,195
Accrued registration fees                              3,807
Accrued 12b-1 distribution & advertising fees (Note 2) 2,726
----------------------------------------------------------------------------------------------------
     Total Liabilities                                11,728
----------------------------------------------------------------------------------------------------

NET ASSETS APPLICABLE TO SHARES OUTSTANDING      $13,721,310
====================================================================================================

Capital Shares:
     Authorized (Par Value $0.01)                  unlimited
====================================================================================================
     Shares Outstanding                            1,309,686
====================================================================================================

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE$10.48
====================================================================================================


See notes to financial statements.


                                   5
BERGER/BIAM INTERNATIONAL FUND
Statement of Operations (Unaudited)
For the Period from November 7, 1996 (commencement of investment operations) to January 31, 1997


INVESTMENT INCOME ALLOCATED FROM PORTFOLIO
Dividend income (Net of $3,019 foreign withholding taxes)$30,212
Portfolio expenses                                  (26,955)
----------------------------------------------------------------------------------------------------
     Net Investment Income Allocated from Portfolio    3,257
----------------------------------------------------------------------------------------------------

FUND EXPENSES
Administrative fees (Note 2)                          12,440
12b-1 distribution & advertising fees (Note 2)         6,750
Registration fees and other                            3,908
----------------------------------------------------------------------------------------------------
     Total Fund Expenses                              23,098
----------------------------------------------------------------------------------------------------
Net Investment Income (Loss)                        (19,841)
----------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND
FOREIGN CURRENCY TRANSACTIONS ALLOCATED FROM PORTFOLIO

Net realized gain (loss) on investment and foreign
     currency transactions                            35,299
Net change in unrealized appreciation (depreciation) of
     investment and foreign currency transactions    463,280
----------------------------------------------------------------------------------------------------
Net Realized and Unrealized Gain (Loss) on Investment
     and Foreign Currency Transactions Allocated from Portfolio498,579
----------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets Resulting from Operations$478,738


See notes to financial statements.


                                   6
BERGER/BIAM INTERNATIONAL FUND
Statement of Changes in Net Assets (Unaudited)
For the Period from November 7, 1996 (commencement of investment operations) to January 31, 1997

FROM OPERATIONS:
Net investment income (loss)                       $(19,841)
Net realized gain (loss) on investment and foreign currency
     transactions allocated from portfolio            35,299
Net unrealized gain (loss) on investment and foreign currency
     transactions allocated from portfolio           463,280
----------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets from Operations478,738
----------------------------------------------------------------------------------------------------

FROM DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income                                      0
Net realized gain                                          0
----------------------------------------------------------------------------------------------------
Net Decrease in Net Assets from Distributions to Shareholders0
----------------------------------------------------------------------------------------------------

FROM FUND SHARE TRANSACTIONS:
Proceeds from shares sold                         14,934,788
Net asset value of shares issued in reinvestment of dividends0
----------------------------------------------------------------------------------------------------
     Total                                        14,934,788
Payments for shares redeemed                     (1,692,216)
----------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets Derived from
     Fund Share Transactions                      13,242,572
----------------------------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS                 13,721,310
Net Assets:
Beginning of period                                        0
----------------------------------------------------------------------------------------------------
End of period                                    $13,721,310
====================================================================================================

Undistributed (distribution in excess of) net investment income (loss)
     included in the above                         $(19,841)
====================================================================================================

COMPONENTS OF NET ASSETS:
Capital (par value and paid in surplus)          $13,242,572
Accumulated net investment income (loss)            (19,841)
Accumulated net realized gain (loss)                  35,299
Unrealized appreciation (depreciation) of investment and foreign
     currency transactions                           463,280
----------------------------------------------------------------------------------------------------
     Total                                       $13,721,310
====================================================================================================

TRANSACTIONS IN FUND SHARES:
Shares sold                                        1,471,349
Shares issued to shareholders in reinvestment of dividends 0
----------------------------------------------------------------------------------------------------
     Total                                         1,471,349
Shares repurchased                                 (161,663)
----------------------------------------------------------------------------------------------------
Net increase (decrease) in shares                  1,309,686
Shares outstanding, beginning of period                    0
----------------------------------------------------------------------------------------------------
Shares outstanding, end of period                  1,309,686
====================================================================================================


See notes to financial statements.


                                   7
BERGER/BIAM INTERNATIONAL FUND
Notes to Financial Statements (Unaudited)
January 31, 1997


1.   ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION
     The Berger/BIAM International Fund (the "Fund") is a series of the Berger/BIAM Worldwide Funds Trust (the "Trust"), a Delaware business trust, organized on May 31, 1996. The Fund and the Trust are registered under the Investment Company Act of 1940, as amended, as open-end management investment companies. The Trust is authorized to issue an unlimited number of shares of beneficial interest in series or portfolios. Currently, the series comprising the Fund, Berger/BIAM International Institutional Fund and Berger/BIAM International CORE Fund, are the only series established under the Trust, although others may be added in the future. The Trust is also authorized to establish multiple classes of shares representing differing interests in an existing or new series. The Fund commenced investment operations on November 7, 1996 ("Commencement of Investment Operations").

     The investment objective of the Fund is long-term capital appreciation. The Fund will invest all of its investable assets in the Berger/BIAM International Portfolio (the "Portfolio"), a series of Berger/BIAM Worldwide Portfolios Trust. The value of such investment reflects the Fund's proportionate interest in the net assets of the Portfolio (34% at January 31, 1997). The Portfolio is an open-end management investment company and has the same investment objective and policies as the Fund. The performance of the Fund will derive from the investment performance of the Portfolio. The financial statements of the Portfolio, including the schedule of portfolio investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements. All costs in organizing the Trust were paid by BBOI Worldwide LLC, the advisor of the Portfolio (the "Advisor"). The Advisor has delegated the daily portfolio management of the Fund to Bank of Ireland Asset Management (U.S.) Limited ("BIAM" or the "Sub-Advisor"), which owns 50% of the Advisor. Berger Associates, Inc. ("Berger") also owns 50% of the Advisor.

SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of their financial statements. The policies are in conformity with generally accepted accounting principles.

Investment Valuation
     The price of the Fund's shares is based on the net asset value of the Fund, which is determined at the close of the regular trading session of the New York Stock Exchange (the "Exchange") (normally 4:00 p.m., New York time) each day that the Exchange is open. The per share net asset value of the Fund is determined by dividing the total value of its assets, less liabilities, by the total number of shares outstanding. Since the Fund will invest all of its investable assets in the Portfolio, the value of the Fund's investable assets will be equal to the value of its beneficial interest in the Portfolio. Valuation of securities by the Portfolio is discussed in Note 1 of the Portfolio's Notes to Financial Statement which accompany these Financial Statements for the Fund.

Income and Expenses
     As an investor in the Portfolio, the Fund is allocated its pro rata share of the aggregate investment income and annual operating expenses of the Portfolio including the investment advisory fee, custodian fees, independent accountants' fees, transfer agent, record keeping and pricing agent fees. Such investment income and expenses are allocated on the day the expense is incurred in proportion to the prior day's relative net assets of the Fund and other investors in the Portfolio.

Federal Income Taxes
     Each series of the Trust is treated as a separate entity for Federal income tax purposes. The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no income tax provision is required.

Dividends and Distributions
     Dividends paid by the Fund from net investment income and distributions of net realized short-term capital gains are, for Federal income tax purposes, taxable as ordinary income to shareholders.


                                   8
BERGER/BIAM INTERNATIONAL FUND
Notes to Financial Statements (Unaudited) - Continued
January 31, 1997


     The Fund distributes net realized capital gains, if any, to their shareholders at least annually, if not offset by capital loss carryovers. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to the differing treatments for net operating losses and expiring capital loss carryforwards. Accordingly, these permanent differences in the character of income and distributions between financial statements and tax basis will be reclassified to paid-in-capital. At January 31, 1997, no such differences existed.

Use of Estimates
     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2.   AGREEMENTS
     Under an Administrative Services Agreement with the Fund, the Advisor serves as the administrator of the Fund. Pursuant to such Agreement, the Fund pays the Advisor a fee at an annual rate equal to the lesser of 0.45% of its average daily net assets or the Advisor's annual cost to provide or procure such services plus 0.02% of the Fund's average daily net assets. Under the Agreement, the Advisor is responsible, at its own expense, for providing or procuring all administrative services reasonably necessary for the operation of the Fund, including recordkeeping and pricing services, custodian services, transfer agency and dividend disbursing services, tax and audit services, insurance, legal services, printing and mailing to shareholders of prospectuses and other required communication and certain other administrative services. The Advisor has delegated the administration of the Fund to Berger. For such services, the Advisor pays Berger a sub-administration fee equal to 0.25% of the Fund's average daily net assets.

     Additionally, the Fund has adopted a plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the "Plan"). The Plan provides for the payment to Berger of a 12b-1 fee of .25% of 1% per annum of the Fund's average daily net assets to finance activities primarily intended to result in the sale of the Fund's shares. The plan provides that such payments will be made to Berger as compensation rather than reimbursement for actual expenses incurred to promote the sale of the Fund's shares.

     Investors Fiduciary Trust Company ("IFTC") has been appointed to provide recordkeeping and pricing services to the Fund, including calculating the net asset value of the Fund, and to perform certain accounting and recordkeeping functions that it requires. In addition, IFTC has been appointed to serve as the Fund's custodian, transfer agent and dividend disbursing agent.

     Certain officers and trustees of the Trust are officers and directors of the Advisor or Sub-Advisor. Trustees who are not affiliated with the Portfolio's Advisor or Sub-Advisor are compensated for their services according to a fee schedule, allocated among the Berger and Berger/BIAM Funds, which includes an annual fee component and a per meeting component. Such fees are allocated directly to the Portfolio and indirectly to the Fund.


                                   9
BERGER/BIAM INTERNATIONAL FUND
Financial Highlights (Unaudited)
For a Share Outstanding Throughout the Period November 7, 1996
(commencement of investment operations) to January 31, 1997

Net asset value, beginning of period                  $10.00
Income from investment operations:
   Net investment income                               (.02)
   Net realized and unrealized gain (loss) on investment and foreign.50 currency transactions allocated from Portfolio
----------------------------------------------------------------------------------------------------
Total from investment operations                         .48
----------------------------------------------------------------------------------------------------
Net asset value, end of period                        $10.48
====================================================================================================
Total return<F*>                                       4.80%
====================================================================================================
Ratios/Supplementary Data:
Net assets, end of period                        $13,721,310
Ratio of expenses to average net assets<F**>           1.81%
Ratio of net investment income (loss) to average net assets<F**>(.72)%


<F*>  Based on operations for the period shown and, accordingly, is not representative of a full year.
<F**> Annualized.


See notes to financial statements.


                                  10
BERGER/BIAM INTERNATIONAL PORTFOLIO
Semi-Annual Report
For the period from October 11, 1996 (commencement of investment operations) to January 31, 1997


(The following pages should be read in conjunction with the Berger/BIAM International Fund Semi-Annual
Financial Statements)




TABLE OF CONTENTS

Schedule of Investments                 12
Statement of Assets and Liabilities     15
Statement of Operations                 16
Statement of Changes in Net Assets      17
Notes to Financial Statements           18


                                  11
BERGER/BIAM INTERNATIONAL PORTFOLIO
Schedule of Investments (Unaudited)
January 31, 1997


---------------------------------------------------------------------------------------------------------
Country/                                                                                         Market
Shares              Company                                 Industry                             Value
---------------------------------------------------------------------------------------------------------
COMMON STOCK (88.0%)

AUSTRALIA     (7.3%)
    43,770  Broken Hill Proprietary                    Resources                              $   600,233
   105,000  National Australia Bank                    Financials                               1,269,323
   128,780  News Corporation                           Media                                      652,184
    64,550  Western Mining                             Resources                                  396,812
                                                                                              -----------
                                                                                                2,918,552
                                                                                              -----------

FINLAND       (0.7%)
    15,000  Upm Kymmene                                Paper, Packaging & Printing                291,917
                                                                                              -----------
                                                                                                  291,917
                                                                                              -----------

FRANCE        (1.6%)
     2,950  Elf Aquitaine                              Utilities                                  285,973
     6,380  Michelin                                   Auto Goods                                 365,213
                                                                                              -----------
                                                                                                  651,186
                                                                                              -----------

GERMANY       (5.3%)
    17,020  Hoechst                                    Healthcare                                 714,314
     2,059  Mannesmann                                 Electrical/Engineering                     796,319
     6,500  Siemens                                    Electrical/Engineering                     318,596
     6,110  Veba                                       Utilities                                  337,684
                                                                                              -----------
                                                                                                2,166,913
                                                                                              -----------

GREAT BRITAIN (27.7%)
   114,300  B.A.T. Industries                          Tobacco/Financial Services                 885,330
    42,400  Barclays Bank                              Financials                                 784,531
    75,500  BTR                                        Conglomerates                              312,658
    30,000  Cable & Wireless                           Telecommunications                         223,479
    66,550  Cadbury Schweppes                          Food Manufacturing                         502,147
    26,500  Chubb Security                             Security                                   135,849
    25,850  EMI Group                                  Leisure & Entertainment                    501,495
    60,300  General Electric                           Electrical/Engineering                     376,259
    29,400  Glaxo Wellcome                             Healthcare                                 470,517
    44,050  Granada Group                              Leisure & Entertainment                    633,701
    49,000  Grand Metropolitan                         Retailer/Consumer Goods                    362,660
    19,910  Guinness                                   Consumer Goods-Non Durables                138,108
    74,900  Ladbroke Group                             Leisure & Entertainment                    275,376
   106,750  Lloyds TSB Group                           Financials                                 820,864
    38,700  Medeva                                     Healthcare                                 178,552
    41,800  Premier Farnell                            Distributor of Components                  353,567
    68,300  Prudential                                 Insurance                                  589,755
    62,350  Safeway                                    Retailer/Consumer Goods                    381,559
    64,400  Scottish Power                             Utilities                                  385,851
    37,200  Shell Transport & Trading Company          Utilities                                  641,235


                                  12
BERGER/BIAM INTERNATIONAL PORTFOLIO
Schedule of Investments (Unaudited) - Continued
January 31, 1997


---------------------------------------------------------------------------------------------------------
Country/                                                                                         Market
Shares              Company                                 Industry                             Value
---------------------------------------------------------------------------------------------------------
    42,341  Siebe                                      Electrical/Engineering                $    712,217
    65,200  TI Group                                   Electrical/Engineering                     577,610
    79,500  Vodafone Group                             Telecommunications                         345,142
    26,875  Zeneca Group                               Healthcare                                 776,689
                                                                                               11,365,151

HONG KONG     (2.0%)
    35,600  HSBC Holdings                              Financials                                 824,627
                                                                                                  824,627

INDONESIA     (4.8%)
   126,000  Gudang Garam                               Tobacco                                    615,022
    51,800  Hero Supermarket                           Retailer/Consumer Goods                     47,952
   125,000  HM Sampoerna                               Tobacco                                    783,715
   114,000  Indocement Tunggal                         Infrastructure/Property                    170,292
   100,000  Mayora Indah                               Food Manufacturing                          43,130
   167,000  Telekomunikasi Indonesia                   Telecommunications                         298,653
                                                                                                1,958,764

IRELAND       (1.3%)
    28,750  Allied Irish Banks                         Financials                                 196,958
   131,800  Smurfit (Jefferson) Group                  Paper, Packaging & Printing                354,048
                                                                                                  551,006

ITALY         (1.1%)
    82,000  Seat                                       Paper, Packaging & Printing                 31,589
    82,000  STET                                       Telecommunications                         404,658
                                                                                                  436,247

JAPAN         (2.0%)
    38,000  Canon                                      Retailer/Consumer Goods                    804,116
                                                                                                  804,116

MALAYSIA      (4.2%)
    99,000  DCB Holdings                               Financials                                 374,366
    47,000  Hume Industries Malaysia                   Infrastructure/Property                    296,846
   137,400  Sime Darby                                 Conglomerates                              511,284
    60,000  United Engineers Malaysia                  Infrastructure/Property                    538,257
                                                                                                1,720,753

MEXICO        (0.7%)
   133,520  Grupo Financiero Banamex - Class B         Financials                                 273,204
                                                                                                  273,204

NETHERLANDS   (9.5%)
    13,950  ABN Amro Holdings                          Financials                                 917,424
     2,620  DSM                                        Chemicals                                  245,011
    45,550  Elsevier                                   Media                                      700,046
    20,752  ING Groep                                  Financials                                 780,989


                                  13
BERGER/BIAM INTERNATIONAL PORTFOLIO
Schedule of Investments (Unaudited) - Continued
January 31, 1997


---------------------------------------------------------------------------------------------------------
Country/                                                                                         Market
Shares              Company                                 Industry                             Value
---------------------------------------------------------------------------------------------------------
    12,000  Koninklijke PTT Nederland                  Telecommunications                     $   435,320
     3,025  Nutricia Ver Bedrijven                     Food Manufacturing                         433,691
     2,140  Royal Dutch Petroleum                      Utilities                                  374,215
                                                                                              -----------
                                                                                                3,886,696
                                                                                              -----------

PHILIPPINES   (0.7%)
    75,700  San Miguel - Class B                       Food & Drinks                              304,523
                                                                                              -----------
                                                                                                  304,523
                                                                                              -----------

SINGAPORE     (7.4%)
    79,000  City Development                           Infrastructure/Property                    791,515
    62,412  Development Bank Of Singapore              Financials                                 864,800
    54,600  Fraser & Neave                             Food & Drinks                              531,528
    41,100  Singapore Press Holdings                   Media                                      823,577
                                                                                              -----------
                                                                                                3,011,420
                                                                                              -----------

SPAIN         (0.8%)
     5,030  Banco Santander                            Financials                                 326,211
                                                                                              -----------
                                                                                                  326,211
                                                                                              -----------

SWEDEN        (0.7%)
     5,900  Pharmacia & Upjohn                         Healthcare                                 218,488
     4,550  Stora Kopparberg -Cl A                     Paper, Packaging & Printing                 57,733
                                                                                              -----------
                                                                                                  276,221
                                                                                              -----------

SWITZERLAND   (8.5%)
       874  Alusuisse Lonza Holding                    Conglomerates                              717,742
     1,313  Novartis                                   Healthcare                               1,503,466
        72  Roche Holding                              Healthcare                                 631,991
       640  Schw Ruckverischer                         Insurance                                  630,333
                                                                                              -----------
                                                                                                3,483,532
                                                                                              -----------

THAILAND      (1.7%)
    48,100  Bangkok Bank                               Financials                                 415,839
    46,200  Thai Farmers Bank                          Financials                                 267,499
                                                                                              -----------
                                                                                                  683,338
                                                                                              -----------

PREFERRED STOCKS (0.2%)

AUSTRALIA     (0.2%)
    19,750  News Corporation                           Media                                       82,095
                                                                                              -----------



Total Investments (Cost $34,387,473*) - 88.2%          $36,016,472
Other Assets, Less Liabilities - 11.8%                                                          4,834,798
Net Assets - 100%                                                                             $40,851,270


* Also represents cost for Federal income tax purposes.


See notes to financial statements.


                                  14
BERGER/BIAM INTERNATIONAL PORTFOLIO
Statement of Assets and Liabilities (Unaudited)
January 31, 1997


ASSETS
Investments at value (cost $34,387,473)         $ 36,016,472
Cash 3,744,601
Foreign currency at value (cost $651,214)            640,200
Net unrealized appreciation on open forward currency contracts377,460
Receivables:
     Beneficial Interests sold                       558,668
     Dividends                                        84,459
     Investment securities sold                          704
----------------------------------------------------------------------------------------------------
     Total Assets                                 41,422,564
----------------------------------------------------------------------------------------------------


LIABILITIES
Payables:
     Investment securities purchased                 535,064
     Accrued advisory fee (Note 2)                    36,230
----------------------------------------------------------------------------------------------------
     Total Liabilities                               571,294
----------------------------------------------------------------------------------------------------

NET ASSETS APPLICABLE TO INVESTORS' BENEFICIAL INTERESTS$40,851,270
====================================================================================================


See notes to financial statements.


                                  15
BERGER/BIAM INTERNATIONAL PORTFOLIO
Statement of Operations (Unaudited)
For the Period from October 11, 1996 (commencement of investment operations) to January 31, 1997


INVESTMENT INCOME
Dividend income (Net of $9,397 foreign withholding taxes)$ 93,021
----------------------------------------------------------------------------------------------------

EXPENSES
Investment advisory fee (Note 2)                      75,778
Postage, printing & reports                            4,566
Insurance & bonds                                      3,750
Trustees' fees & expenses (Note 2)                       243
Miscellaneous                                            112
----------------------------------------------------------------------------------------------------
     Total Expenses                                   84,449
     Less expenses reimbursed by Advisor (Note 2)      (722)
----------------------------------------------------------------------------------------------------
     Expenses - Net                                   83,727
----------------------------------------------------------------------------------------------------
     Net Investment Income (Loss)                      9,294
----------------------------------------------------------------------------------------------------


REALIZED GAIN (LOSS) ON
     Investment Transactions                          53,896
     Foreign Currency Transactions                    33,050
----------------------------------------------------------------------------------------------------
     Net Realized Gain (Loss)                         86,946

NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF
     Investments                                   1,062,322
     Foreign Currency Contracts and Translations     373,135
----------------------------------------------------------------------------------------------------
     Net Change in Unrealized Appreciation (Depreciation)1,435,457

Net Increase (Decrease) in Net Assets Resulting from Operations$ 1,531,697
====================================================================================================


See notes to financial statements.


                                  16
BERGER/BIAM INTERNATIONAL PORTFOLIO
Statement of Changes in Net Assets (Unaudited)
For the Period from October 11, 1996 (commencement of investment operations) to January 31, 1997



FROM OPERATIONS:
Net investment income (loss)                    $      9,294
Net realized gain (loss) on investments and foreign currency transactions86,946
Net change in unrealized appreciation (depreciation) of investments
     and foreign currency transactions             1,435,457
----------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets from Operations1,531,697
----------------------------------------------------------------------------------------------------

FROM DIVIDENDS AND DISTRIBUTIONS TO INVESTORS':
Net investment income                                      0
Net realized gain                                          0
----------------------------------------------------------------------------------------------------
Net Decrease in Net Assets from Distributions to Investors'0
----------------------------------------------------------------------------------------------------

FROM TRANSACTIONS IN INVESTORS' BENEFICIAL INTEREST:
Contributions                                     41,486,881
Withdrawals                                      (2,167,308)
----------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets from Investors' Transactions39,319,573
----------------------------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS                 40,851,270
NET ASSETS:
Beginning of period                                        0
----------------------------------------------------------------------------------------------------
End of period                                    $40,851,270
====================================================================================================



RATIOS/SUPPLEMENTARY DATA (UNAUDITED)
For the Period from October 11, 1996 (commencement of investment operations) to January 31, 1997


RATIO TO AVERAGE NET ASSETS:
Gross Expenses*~                             0.99%
Net Expenses*~                               0.98%
Net Investment Income~                       0.11%
Portfolio Turnover+                          7.38%
Average Commission Rate                     $.0254

* Net expenses reflect the Portfolio's gross (total) expenses, reduced by fee waivers and expense reimbursements totaling $722.
~ Annualized.
+ Based on operations for the period shown and, accordingly, is not representative of a full year.

See notes to financial statements.


                                  17
BERGER/BIAM INTERNATIONAL PORTFOLIO
Notes to Financial Statements (Unaudited)
January 31, 1997


1.   ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
     ORGANIZATION
     The Berger/BIAM International Portfolio (the "Portfolio") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Portfolio is a series of the Berger/BIAM Worldwide Portfolios Trust (the "Trust") , which was organized as a Delaware business trust on May 31, 1996. All costs in organizing the Trust were paid by BBOI Worldwide LLC, the investment advisor of the Portfolio ("BBOI"). The Portfolio commenced investment operations on October 11, 1996 ("Commencement of Investment Operations") with the sale of 448,161 shares of beneficial interest to the Berger/BIAM International Institutional Fund in exchange for portfolio assets with an aggregate value of $4,481,609 which were transferred from the Pooled Trust of Citizens Bank of New Hampshire ("Citizens NH") to the Berger/BIAM International Institutional Fund and, in turn, transferred to the Portfolio. Such transaction was a tax-free exchange. Citizens NH is an affiliate of Bank of Ireland Asset Management (U.S.) Limited ("BIAM"), which was the investment sub-advisor to the Pooled Trust and is the investment sub-advisor to the Portfolio.

     The Portfolio is advised by BBOI, which has delegated daily portfolio management of the Portfolio to BIAM. Berger Associates, Inc. ("Berger") and BIAM each own 50% of BBOI.

SIGNIFICANT ACCOUNTING POLICIES
     The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of their financial statements. The policies are in conformity with generally accepted accounting principles.

Investment Valuation
     The Portfolio's securities and other assets are valued at the close of the regular trading session of the New York Stock Exchange (the "Exchange") (normally 4:00 p.m. New York time) each day the Exchange is open. The Portfolio's securities and other assets are valued as follows: securities listed or traded primarily on national exchanges, the Nasdaq Stock market and foreign exchanges are valued at the last sale price on such markets, or, if such a price is lacking for the trading period immediately preceding the time of determination, such securities are valued at the mean of their current bid and asked prices. Securities that are traded in the over-the-counter market are valued at the mean between their current bid and asked prices. The market value of individual securities held by the Portfolio will be determined by using pricing services which provide market prices to other mutual funds or, as needed, by obtaining market quotations from independent broker/dealers. Short-term money market securities maturing within 60 days are valued on the amortized cost basis, which approximates market value. All assets and liabilities initially expressed in terms of non-U.S. dollar currencies are translated into U.S. dollars at the prevailing market rates as quoted by one or more banks or dealers shortly before the close of the Exchange. Securities and assets for which quotations are not readily available are valued at fair values determined in good faith pursuant to consistently applied procedures established by the trustees.
     Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the Exchange. The values of foreign securities used in computing the net asset value of the shares in the portfolio are determined as of the earlier of such market close or the closing time of the Exchange. Occasionally, events affecting the value of such securities may occur between the times at which they are determined and the close of the Exchange, or when the foreign market on which such securities trade is closed but the Exchange is open, which will not be reflected in the computation of net asset value. If during such periods, events occur which materially affect the value of such securities, the securities will be valued at their fair market value as determined in good faith pursuant to consistently applied procedures established by the trustees.

Federal Income Taxes
     The Portfolio intends to be treated as a partnership for Federal income tax purposes. As such, each investor in the Portfolio will be taxable on its share of the Portfolio's ordinary income and capital gains. It is intended that the Portfolio's assets will be managed in such a way that an investor in the Portfolio will be able to satisfy the requirements of Sub-Chapter M of the Internal Revenue Code.


                                  18
BERGER/BIAM INTERNATIONAL PORTFOLIO
Notes to Financial Statements (Unaudited) - Continued
January 31, 1997

Security Gains and Losses
     Gains and losses are computed on the identified cost basis for both financial statement and Federal income tax purposes for all securities. Assets and liabilities initially expressed in terms of foreign currencies are translated into U.S. dollars at the prevailing market rates as quoted by one or more banks or dealers on the date of valuation. The cost of securities is translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

Investment Transactions and Investment Income
     Investment transactions are accounted for on the date investments are purchased or sold. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on the accrual basis and includes amortization of discounts.

Use of Estimates
     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Forward Currency Contracts
     The Portfolio may hold forward foreign currency exchange contracts for the purpose of hedging the Portfolio against exposure to market value fluctuations in foreign currencies. The use of such instruments may involve certain risks as a result of unanticipated movements in the market. A lack of correlation between the value of such instruments and the assets being hedged, or unexpected adverse price movements, could render the Portfolio's hedging strategy unsuccessful. In addition, there can be no assurance that the Portfolio will be able to enter into an offset or termination of the contracts at any particular time.

2.   AGREEMENTS
     BBOI renders investment advisory services to the Portfolio pursuant to an agreement which provides for an investment advisory fee to be paid to BBOI at the annual rate of .90 of 1% of the Portfolio's average daily net assets. Until at least April 30, 1998, BBOI has agreed voluntarily to waive its advisory fee to the extent that the Portfolio's normal operating expenses in any fiscal year (including the investment advisory fee and custodian fees, but excluding brokerage commissions, interest, taxes and extraordinary expenses) exceed 1.00% of the Portfolio's average daily net assets for that fiscal year. BBOI is also responsible for providing for or arranging for all managerial and administrative services necessary for the
operations of the Portfolio.   BBOI has delegated the daily portfolio
management of the Portfolio to BIAM. For such services, BBOI pays BIAM a sub-advisory fee equal to .45% of the average daily net assets of the Portfolio.

     Investors Fiduciary Trust Company ("IFTC") has been appointed to provide recordkeeping and pricing services to the Portfolio, including calculating the net asset value of the Portfolio, and to perform certain accounting and recordkeeping functions required by the Portfolio. In addition, IFTC has been appointed to serve as the Portfolio's custodian and transfer agent. For custodian, recordkeeping and pricing services, the Portfolio pays a fee directly to IFTC based on a percentage of its net assets, subject to certain minimums, and reimburses IFTC for certain out-of-pocket expenses.

     Certain officers and trustees of the Trust are officers and directors of BBOI or BIAM. Trustees who are not affiliated with BBOI or BIAM are compensated for their services according to a fee schedule, allocated among the Berger and Berger/BIAM Funds, which includes an annual fee component and a per meeting component. Such fees are allocated directly to the Portfolio and indirectly to each fund.


                                  19
BERGER/BIAM INTERNATIONAL PORTFOLIO
Notes to Financial Statements (Unaudited) - Continued
January 31, 1997


3.   INVESTMENT TRANSACTIONS

     A. Purchases and Sales

     Purchases and sales of investment securities (excluding short-term securities) during the period from Commencement of Investment Operations to January 31, 1997 were as follows:


              Purchases of                    Sales of
               Investment                    Investment
               Securities                    Securities
              ------------                  ------------
               $36,258,306                   $1,924,729

     There were no purchases or sales of long-term U.S. Government securities during the period.

     At January 31, 1997, the composition of unrealized appreciation (the excess of value over tax cost) and unrealized depreciation (the excess of tax cost over value) for securities held was as follows:


         Appreciation        Depreciation             Net
         ------------        ------------        ------------
          $2,473,406          $(844,407)          $1,628,999



                                  20

             TRUSTEES OF BERGER/BIAM WORLDWIDE FUNDS TRUST

              MICHAEL OWEN, CHAIRMAN * DENNIS E. BALDWIN
 WILLIAM M.B. BERGER * LOUIS R. BINDNER, P.E. * KATHERINE A. CATTANACH LUCY BLACK CREIGHTON * DENIS CURRAN * PAUL R. KNAPP * GERARD M. LAVIN
                HARRY T. LEWIS, JR. * WILLIAM SINCLAIRE

                               OFFICERS:


                            GERARD M. LAVIN
                        President of the Trust

                            CRAIG D. CLOYED
                      Vice President of the Trust

                             KEVIN R. FAY
         Vice President, Secretary and Treasurer of the Trust

                           JANICE M. TEAGUE
                   Assistant Secretary of the Trust

                           DAVID J. SCHULTZ
                           SUSAN G. KOHLMAN
                   Assistant Treasurers of the Trust

                          INVESTMENT ADVISOR
                          BBOI Worldwide LLC
                             P.O. Box 5005
                        Denver, Colorado 80217
                   1-303-329-0200 or 1-800-333-1001


                           THE BERGER FUNDS
         Together we can move mountains...the world over.(TM)

                    (C)1997 Berger Associates, Inc.




BERGER/BIAM INTERNATIONAL INSTITUTIONAL FUND
TABLE OF CONTENTS



Portfolio Manager's Letter                   2
Statement of Assets and Liabilities          5
Statement of Operations                      6
Statement of Changes in Net Assets           7
Notes to Financial Statements                8
Financial Highlights                         10


                                   1

BERGER/BIAM INTERNATIONAL INSTITUTIONAL FUND
PORTFOLIO MANAGERS LETTER

Dear Shareholder:

Bank of Ireland Asset Management (U.S.) Limited (BIAM)* is an active international equity manager, pursuing a value style through the use of fundamental analysis.

We are bottom-up stock pickers, selecting stocks within a framework of economic themes. These themes are derived from across a broad spectrum of social, demographic, economic and technological, among other trends. They are an important part of the process that ultimately allows us to zero-in on the stocks that we believe will be able to exploit above average growth opportunities over the long term.

FUND REVIEW

The Positive Banking Environment theme proved to be the period's best performer. Strong corporate cashflows contributed to the increased dividend yields and supported further acquisitions. In particular, Spain's Banco De Santander and the Netherlands' ABN-Amro Holdings announced additional overseas expansion with the acquisition of Latin American and U.S. banks respectively. National Australia Bank was helped by the announcement of a new share buy-back program. The stock was further supported by the continued strength of the Australian long bond market and by the local low inflation, low growth environment.

Another significant contributor to the outperformance was the Telecommunications theme. The star performer here, STET, announced its intention to merge into Telecom Italia, and to de-merge SEAT (the Italian "Yellow Pages"). Vodafone and Cable & Wireless, both U.K. based, also performed well. Vodafone reported half year profits up 21%, benefiting from increased penetration in the U.K. cellular market. Cable & Wireless announced the formation of a new U.K. telecommunications company with subsidiaries of Nynex, Bell and Videotron.

The Restructuring Opportunities theme provided an impressive return for the period. Royal Dutch announced a joint venture with Texaco covering their respective U.S. refining operations. This will provide substantial benefits from increased market share and cost savings potential. Iberdorla, the Spanish utility company, was the best performing stock over the period, and benefited from a sizable reduction in its debt level and the strength of the Spanish bond market. Elf Aquitaine's price moved ahead following the French Government's placing of its remaining shareholding in the company.

The Leisure Activities theme was another strong performer. Ladbroke Group, located in the U.K., continued its strong upward movement following the earlier acquisition of Hilton's international operations. The increased valuation of EMI, the more attractive element of the former U.K. based Thorn/EMI Group, stemmed from the growth in the European and Far Eastern music industries.

On an individual stock basis, Safeway, the U.K. food retailing company, benefited from increased consumer spending and the re-focus of investors on domestic retailing companies. San Miguel, the Philippine-based food and beverage company and one of the newer additions, also produced solid gains. B.A.T. Industries, a U.K. based company, recovered strongly during the period, on the back of further rumors of a settlement between the U.S. Government and the tobacco industry. Ciba Geigy and Sandoz, both strong performers, completed their merger in December. The new company, Novartis, a Swiss concern, will now be one of the leaders in the global pharmaceutical industry.

In contrast to the European financials, our banking stocks in Thailand did not fair well. This resulted from disenchantment with the local political environment and foreign borrowing curbs which now have been reversed. We believe fundamentals eventually will restore the value of these stocks. Both Bangkok Bank and Thai Farmers Bank are high quality banks with extremely strong capital bases, high levels of reserves and low levels of bad debt. Siemens, the German conglomerate, suffered from the inadequacies of earlier restructuring
and a general malaise in           2
the semi-conductor industry. The limited currency hedging program continued to protect the portfolio during the period. The role of the hedging and the currencies covered will be kept under review and adjusted, as appropriate.

OUTLOOK

The strength of the international equity markets in 1996 was achieved in a period of stable or falling interest rates, low inflation and strong earnings growth. Much of the same factors remain in place as we enter the new year.

In continental Europe, much of the economic focus will be on the decisions and impact surrounding the EMU, which is to be established in 1999.

In the Pacific Rim, a number of issues may effect markets. Japan continues to have problems and, while there is some evidence of a recovery, economic fundamentals and domestic investor confidence remain in tatters. Hong Kong is due to change to Chinese control on July 1 and the impact of this unique event will be watched eagerly.

While returns in the coming year are unlikely to match those of the period just ended, we remain satisfied with the structure of the portfolio from a fundamental, value oriented perspective. We will continue with a fully-invested posture, with the major emphasis on holdings in the U.K., the core continental European markets and the Pacific Basin, excluding Japan.


Respectfully submitted,

Bank of Ireland Asset Management (U.S.) Limited (BIAM)


* Investments in the Berger/BIAM International Institutional Fund are not insured by the Federal Deposit Insurance Corporation, are not deposits, and are not obligations of, or endorsed or guaranteed in any way by, any bank.

TOP TEN HOLDINGS AS OF 1/31/97
                                   % of Portfolio's
Company                            net assets
-------                                 ----------
1. Novartis                                  3.68%
2. National Australia Bank                   3.11%
3. ABN Amro Holdings                         2.25%
4. B.A.T. Industries                         2.17%
5. Development Bank of Singapore             2.12%
6. HSBC Holdings                             2.02%
7. Singapore Press Holdings                  2.02%
8. Lloyds TSB Group                          2.01%
9. Canon                                     1.97%
10. Mannesmann                               1.95%

COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN BERGER/BIAM INTERNATIONAL INSTITUTIONAL FUND VS. EAFE INDEX AND COST OF LIVING INDEX (DESCRIPTION OF BERGER/BIAM INTERNATIONAL INSTITUTIONAL FUND PERFORMANCE LINE GRAPH)
The following table reflects data presented in a line graph at this point in the Semi-Annual Report to Shareholders. The graph compares the value of shares invested in the Berger/BIAM International Institutional Fund to the EAFE Index and to the Cost of Living Index. The graph is based on an initial investment of $10,000 on July 31, 1989 with all dividends and capital gains reinvested. Also included is a smaller chart reflecting the Berger/BIAM International Institutional Fund's Average Annual Total Return as of January 31, 1997 for 1 year - 13.4%, 3 years - 8.2%, 5 years - 14.0% and since inception (July 31, 1989)- 13.7%.
                                   3
               Berger/BIAM
               International            EAFE           Cost of
Date           Institutional Fund       Index          Living Index
----           ------------------       -----          ------------
7/31/89        $10,000                  $10,000        $10,000
7/31/90        13,440                   9,328          10,482
7/31/91        12,570                   8,567          10,949
7/31/92        15,010                   7,933          11,294
7/31/93        16,330                   10,169         11,608
7/31/94        19,200                   11,636         11,929
7/31/95        21,800                   12,482         12,259
7/31/96        23,180                   12,961         12,621
1/31/97        26,266                   13,092         12,789

FOOTNOTE TO LINE GRAPH AND AVERAGE ANNUAL TOTAL RETURNS
Total return data for the Fund for periods prior to October 11, 1996, reflect the performance of the pool of assets transferred on that date into the Berger/BIAM International Portfolio in which all of the Fund's assets are invested, adjusted at that time for any increase in expenses anticipated in operating the Fund, including the Fund's pro rata share of the aggregate annual operating expenses, net of fee waivers, of the Portfolio. The asset pool was not registered with the Securities and Exchange Commission and therefore was not subject to the investment restrictions imposed by law on registered mutual funds. If the pool had been registered its performance might have been adversely affected. Performance figures are based on historical results and are not intended to be indicative of future performance. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

                                   4

BERGER/BIAM INTERNATIONAL INSTITUTIONAL FUND
Statement of Assets and Liabilities (Unaudited)
January 31, 1997

ASSETS
Investment in Berger/BIAM International Portfolio ("Portfolio")                    $  5,296,307
-----------------------------------------------------------------------------------------------
     Total Assets                                                                     5,296,307
-----------------------------------------------------------------------------------------------

LIABILITIES
Accrued administrative fee (Note 2)                                                       1,578
-----------------------------------------------------------------------------------------------
     Total Liabilities                                                                    1,578
-----------------------------------------------------------------------------------------------

NET ASSETS APPLICABLE TO SHARES OUTSTANDING                                        $  5,294,729
===============================================================================================
Capital Shares:
     Authorized (Par Value $0.01)                                                     unlimited
===============================================================================================
     Shares Outstanding                                                                 499,351
===============================================================================================

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE                                 $10.60
===============================================================================================

See notes to financial statements.

                                   5

BERGER/BIAM INTERNATIONAL INSTITUTIONAL FUND
Statement of Operations (Unaudited)
For the Period from October 11, 1996 (commencement of investment operations) to January 31, 1997

INVESTMENT INCOME ALLOCATED FROM PORTFOLIO
Dividend income (Net of $1,528 foreign withholding taxes)                             $  16,298
Portfolio expenses                                                                     (15,396)
-----------------------------------------------------------------------------------------------
     Net Investment Income Allocated from Portfolio                                         902
-----------------------------------------------------------------------------------------------

FUND EXPENSES
Administrative fees (Note 2)                                                              5,563
-----------------------------------------------------------------------------------------------
     Total Fund Expenses                                                                  5,563
-----------------------------------------------------------------------------------------------
Net Investment Income (Loss)                                                            (4,661)
-----------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND
FOREIGN CURRENCY TRANSACTIONS ALLOCATED FROM PORTFOLIO

Net realized gain (loss) on investment and foreign
     currency transactions                                                                7,618
Net change in unrealized appreciation (depreciation) of
     investment and foreign currency transactions                                       296,830
-----------------------------------------------------------------------------------------------
Net Realized and Unrealized Gain (Loss) on Investment
     and Foreign Currency Transactions Allocated from Portfolio                         304,448
-----------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets Resulting from Operations                       $ 299,787
===============================================================================================

See notes to financial statements.

                                   6

BERGER/BIAM INTERNATIONAL INSTITUTIONAL FUND
Statement of Changes in Net Assets (Unaudited)
For the Period from October 11, 1996 (commencement of investment operations) to January 31, 1997

FROM OPERATIONS:
Net investment income (loss)                                                        $   (4,661)
Net realized gain (loss) on investment and foreign currency
     transactions allocated from portfolio                                                7,618
Net unrealized gain (loss) on investment and foreign currency
     transactions allocated from portfolio                                              296,830
-----------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets from Operations                                   299,787
-----------------------------------------------------------------------------------------------

FROM DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income                                                                         0
Net realized gain                                                                             0
-----------------------------------------------------------------------------------------------
Net Decrease in Net Assets from Distributions to Shareholders                                 0
-----------------------------------------------------------------------------------------------

FROM FUND SHARE TRANSACTIONS:
Proceeds from shares sold                                                             5,456,522

Net asset value of shares issued in reinvestment of dividends                                 0
-----------------------------------------------------------------------------------------------
     Total                                                                            5,456,522
Payments for shares redeemed                                                          (461,580)
-----------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets Derived from
     Fund Share Transactions                                                          4,994,942
-----------------------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS                                                     5,294,729
Net Assets:
Beginning of period                                                                           0
-----------------------------------------------------------------------------------------------
End of period                                                                       $ 5,294,729
===============================================================================================

Undistributed (distribution in excess of) net investment income (loss)
     included in the above                                                          $   (4,661)
===============================================================================================

COMPONENTS OF NET ASSETS:
Capital (par value and paid in surplus)                                             $ 4,994,942
Accumulated net investment income (loss)                                                (4,661)
Accumulated net realized gain (loss)                                                      7,618
Unrealized appreciation (depreciation) of investment and foreign
     currency transactions                                                              296,830
-----------------------------------------------------------------------------------------------
     Total                                                                          $ 5,294,729
===============================================================================================

TRANSACTIONS IN FUND SHARES:
Shares sold                                                                             543,467
Shares issued to shareholders in reinvestment of dividends                                    0
-----------------------------------------------------------------------------------------------
     Total                                                                              543,467
Shares repurchased                                                                     (44,116)
-----------------------------------------------------------------------------------------------
Net increase (decrease) in shares                                                       499,351
Shares outstanding, beginning of period                                                       0
-----------------------------------------------------------------------------------------------
Shares outstanding, end of period                                                       499,351
===============================================================================================

See notes to financial statements.

                                   7

BERGER/BIAM INTERNATIONAL INSTITUTIONAL FUND
Notes to Financial Statements (Unaudited)
January 31, 1997


1.   ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
ORGANIZATION
     The Berger/BIAM International Institutional Fund (the "Fund") is a series of the Berger/BIAM Worldwide Funds Trust (the "Trust"), a Delaware business trust, organized on May 31, 1996. The Fund and the Trust are registered under the Investment Company Act of 1940, as amended, as open-end management investment companies. The Trust is authorized to issue an unlimited number of shares of beneficial interest in series or portfolios. Currently, the series comprising the Fund, Berger/BIAM International Fund and Berger/BIAM International CORE Fund, are the only series established under the Trust, although others may be added in the future. The Trust is also authorized to establish multiple classes of shares representing differing interests in an existing or new series. The Fund commenced investment operations on October 11, 1996 ("Commencement of Investment Operations").

     The investment objective of the Fund is long-term capital appreciation. The Fund will invest all of its investable assets in the Berger/BIAM International Portfolio (the "Portfolio"), a series of Berger/BIAM Worldwide Portfolios Trust. The value of such investment reflects the Fund's proportionate interest in the net assets of the Portfolio (13% at January 31, 1997). The Portfolio is an open-end management investment company and has the same investment objective and policies as the Fund. The performance of the Fund will derive from the investment performance of the Portfolio. The financial statements of the Portfolio, including the schedule of portfolio investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements. All costs in organizing the Trust were paid by BBOI Worldwide LLC, the advisor of the Portfolio (the "Advisor"). The Advisor has delegated the daily portfolio management of the Fund to Bank of Ireland Asset Management (U.S.) Limited ("BIAM" or the "Sub-Advisor"), which owns 50% of the Advisor. Berger Associates, Inc. ("Berger") also owns 50% of the Advisor.

SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of their financial statements. The policies are in conformity with generally accepted accounting principles.

Investment Valuation
     The price of the Fund's shares is based on the net asset value of the Fund, which is determined at the close of the regular trading session of the New York Stock Exchange (the "Exchange") (normally 4:00 p.m., New York time) each day that the Exchange is open. The per share net asset value of the Fund is determined by dividing the total value of its assets, less liabilities, by the total number of shares outstanding. Since the Fund will invest all of its investable assets in the Portfolio, the value of the Fund's investable assets will be equal to the value of its beneficial interest in the Portfolio. Valuation of securities by the Portfolio is discussed in Note 1 of the Portfolio's Notes to Financial Statement which accompany these Financial Statements for the Fund.

Income and Expenses
     As an investor in the Portfolio, the Fund is allocated its pro rata share of the aggregate investment income and annual operating expenses of the Portfolio including the investment advisory fee, custodian fees, independent accountants' fees, transfer agent, record keeping and pricing agent fees. Such investment income and expenses are allocated on the day the expense is incurred in proportion to the prior day's relative net assets of the Fund and other investors in the Portfolio.

Federal Income Taxes
     Each series of the Trust is treated as a separate entity for Federal income tax purposes. The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no income tax provision is required.

Dividends and Distributions
     Dividends paid by the Fund from net investment income and distributions of net realized short-term capital gains are, for Federal income tax purposes, taxable as ordinary income to shareholders.

                                   8

BERGER/BIAM INTERNATIONAL INSTITUTIONAL FUND
Notes to Financial Statements (Unaudited) - Continued
January 31, 1997


     The Fund distributes net realized capital gains, if any, to their shareholders at least annually, if not offset by capital loss carryovers. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to the differing treatments for net operating losses and expiring capital loss carryforwards. Accordingly, these permanent differences in the character of income and distributions between financial statements and tax basis will be reclassified to paid-in-capital. At January 31, 1997, no such differences existed.

Use of Estimates
     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2.   AGREEMENTS
     Under an Administrative Services Agreement with the Fund, the Advisor serves as the administrator of the Fund. Pursuant to such Agreement, the Fund pays the Advisor a fee at an annual rate equal to the lesser of 0.35% of its average daily net assets or the Advisor's annual cost to provide or procure such services plus 0.02% of the Fund's average daily net assets. Under the Agreement, the Advisor is responsible, at its own expense, for providing or procuring all administrative services reasonably necessary for the operation of the Fund, including recordkeeping and pricing services, custodian services, transfer agency and dividend disbursing services, tax and audit services, insurance, legal services, printing and mailing to shareholders of prospectuses and other required communication and certain other administrative services. The Advisor has delegated the administration of the Fund to Berger. For such services, the Advisor pays Berger a sub-administration fee equal to 0.25% of the Fund's average daily net assets.

     Investors Fiduciary Trust Company ("IFTC") has been appointed to provide recordkeeping and pricing services to the Fund, including calculating the net asset value of the Fund, and to perform certain accounting and recordkeeping functions that it requires. In addition, IFTC has been appointed to serve as the Fund's custodian, transfer agent and dividend disbursing agent.

     Certain officers and trustees of the Trust are officers and directors of the Advisor or Sub-Advisor. Trustees who are not affiliated with the Portfolio's Advisor or Sub-Advisor are compensated for their services according to a fee schedule, allocated among the Berger and Berger/BIAM Funds, which includes an annual fee component and a per meeting component. Such fees are allocated directly to the Portfolio and indirectly to the Fund.

                                   9

BERGER/BIAM INTERNATIONAL INSTITUTIONAL FUND
Financial Highlights (Unaudited)
For a Share Outstanding Throughout the Period October 11, 1996
(commencement of investment operations) to January 31, 1997


-----------------------------------------------------------------------------------------------
Net asset value, beginning of period                                                     $10.00
-----------------------------------------------------------------------------------------------
Income from investment operations:
   Net investment income                                                                  (.01)
   Net realized and unrealized gain (loss) on investment and foreign                        .61
   currency transactions allocated from Portfolio
-----------------------------------------------------------------------------------------------
Total from investment operations                                                            .60
-----------------------------------------------------------------------------------------------
Net asset value, end of period                                                           $10.60
===============================================================================================
Total return*                                                                             6.00%
===============================================================================================
Ratios/Supplementary Data:
Net assets, end of period                                                            $5,294,729
Ratio of expenses to average net assets~                                                  1.32%
Ratio of net investment income (loss) to average net assets~                             (.29)%


* Based on operations for the period shown and, accordingly, is not representative of a full year.
~ Annualized.

See notes to financial statements.

                                  10

BERGER/BIAM INTERNATIONAL PORTFOLIO
Semi-Annual Report
For the period from October 11, 1996 (commencement of investment operations) to January 31, 1997


(The following pages should be read in conjunction with the Berger/BIAM International Institutional Semi-Annual
Financial Statements)



TABLE OF CONTENTS

Schedule of Investments                         12
Statement of Assets and Liabilities             15
Statement of Operations                         16
Statement of Changes in Net Assets              17
Notes to Financial Statements                   18

                                  11

BERGER/BIAM INTERNATIONAL PORTFOLIO
Schedule of Investments (Unaudited)
January 31, 1997

--------------------------------------------------------------------------------------------------------------
Country/                                                                                               Market
Shares                        Company                                 Industry                         Value
--------------------------------------------------------------------------------------------------------------

COMMON STOCKS (88.0%)
AUSTRALIA              (7.3%)
              43,770   Broken Hill Proprietary              Resources                              $   600,233
             105,000   National Australia Bank              Financials                               1,269,323
             128,780   News Corporation                     Media                                      652,184
              64,550   Western Mining                       Resources                                  396,812
                                                                                                    ----------
                                                                                                     2,918,552
                                                                                                    ----------
FINLAND                (0.7%)
              15,000   Upm Kymmene                          Paper, Packaging & Printing                291,917
                                                                                                    ----------
                                                                                                       291,917
                                                                                                    ----------
FRANCE                 (1.6%)
               2,950   Elf Aquitaine                        Utilities                                  285,973
               6,380   Michelin                             Auto Goods                                 365,213
                                                                                                    ----------
                                                                                                       651,186
                                                                                                    ----------
GERMANY                (5.3%)
              17,020   Hoechst                              Healthcare                                 714,314
               2,059   Mannesmann                           Electrical/Engineering                     796,319
               6,500   Siemens                              Electrical/Engineering                     318,596
               6,110   Veba                                 Utilities                                  337,684
                                                                                                    ----------
                                                                                                     2,166,913
                                                                                                    ----------
GREAT BRITAIN          (27.7%)
             114,300   B.A.T. Industries                    Tobacco/Financial Services                 885,330
              42,400   Barclays Bank                        Financials                                 784,531
              75,500   BTR                                  Conglomerates                              312,658
              30,000   Cable & Wireless                     Telecommunications                         223,479
              66,550   Cadbury Schweppes                    Food Manufacturing                         502,147
              26,500   Chubb Security                       Security                                   135,849
              25,850   EMI Group                            Leisure & Entertainment                    501,495
              60,300   General Electric                     Electrical/Engineering                     376,259
              29,400   Glaxo Wellcome                       Healthcare                                 470,517
              44,050   Granada Group                        Leisure & Entertainment                    633,701
              49,000   Grand Metropolitan                   Retailer/Consumer Goods                    362,660
              19,910   Guinness                             Consumer Goods-Non Durables                138,108
              74,900   Ladbroke Group                       Leisure & Entertainment                    275,376
             106,750   Lloyds TSB Group                     Financials                                 820,864
              38,700   Medeva                               Healthcare                                 178,552
              41,800   Premier Farnell                      Distributor of Components                  353,567
              68,300   Prudential                           Insurance                                  589,755
              62,350   Safeway                              Retailer/Consumer Goods                    381,559
              64,400   Scottish Power                       Utilities                                  385,851
              37,200   Shell Transport & Trading Company    Utilities                                  641,235

                                  12

--------------------------------------------------------------------------------------------------------------
Country/                                                                                               Market
Shares                        Company                                 Industry                         Value
--------------------------------------------------------------------------------------------------------------
              42,341   Siebe                                Electrical/Engineering                  $  712,217
              65,200   TI Group                             Electrical/Engineering                     577,610
              79,500   Vodafone Group                       Telecommunications                         345,142
              26,875   Zeneca Group                         Healthcare                                 776,689
                                                                                                    ----------
                                                                                                    11,365,151
                                                                                                    ----------
HONG KONG              (2.0%)
              35,600   HSBC Holdings                        Financials                                 824,627
                                                                                                    ----------
                                                                                                       824,627
                                                                                                    ----------
INDONESIA              (4.8%)
             126,000   Gudang Garam                         Tobacco                                    615,022
              51,800   Hero Supermarket                     Retailer/Consumer Goods                     47,952
             125,000   HM Sampoerna                         Tobacco                                    783,715
             114,000   Indocement Tunggal                   Infrastructure/Property                    170,292
             100,000   Mayora Indah                         Food Manufacturing                          43,130
             167,000   Telekomunikasi Indonesia             Telecommunications                         298,653
                                                                                                     ---------
                                                                                                     1,958,764
                                                                                                     ---------
IRELAND                (1.3%)
              28,750   Allied Irish Banks                   Financials                                 196,958
             131,800   Smurfit (Jefferson) Group            Paper, Packaging & Printing                354,048
                                                                                                     ---------
                                                                                                       551,006
                                                                                                     ---------
ITALY                  (1.1%)
              82,000   Seat                                 Paper, Packaging & Printing                 31,589
              82,000   STET                                 Telecommunications                         404,658
                                                                                                      --------
                                                                                                       436,247
                                                                                                      --------
JAPAN                  (2.0%)
              38,000   Canon                                Retailer/Consumer Goods                    804,116
                                                                                                      --------
                                                                                                       804,116
                                                                                                      --------
MALAYSIA               (4.2%)
              99,000   DCB Holdings                         Financials                                 374,366
              47,000   Hume Industries Malaysia             Infrastructure/Property                    296,846
             137,400   Sime Darby                           Conglomerates                              511,284
              60,000   United Engineers Malaysia            Infrastructure/Property                    538,257
                                                                                                    ----------
                                                                                                     1,720,753
                                                                                                    ----------
MEXICO                 (0.7%)
             133,520   Grupo Financiero Banamex - Class B   Financials                                 273,204
                                                                                                    ----------
                                                                                                       273,204
                                                                                                    ----------
NETHERLANDS            (9.5%)
              13,950   ABN Amro Holdings                    Financials                                 917,424
               2,620   DSM                                  Chemicals                                  245,011
              45,550   Elsevier                             Media                                      700,046
              20,752   ING Groep                            Financials                                 780,989

                                  13

--------------------------------------------------------------------------------------------------------------
Country/                                                                                               Market
Shares                        Company                                 Industry                         Value
--------------------------------------------------------------------------------------------------------------
              12,000   Koninklijke PTT Nederland            Telecommunications                     $   435,320
               3,025   Nutricia Ver Bedrijven               Food Manufacturing                         433,691
               2,140   Royal Dutch Petroleum                Utilities                                  374,215
                                                                                                   -----------
                                                                                                     3,886,696
                                                                                                   -----------
PHILIPPINES            (0.7%)
              75,700   San Miguel - Class B                 Food & Drinks                              304,523
                                                                                                   -----------
                                                                                                       304,523
                                                                                                   -----------
SINGAPORE              (7.4%)
              79,000   City Development                     Infrastructure/Property                    791,515
              62,412   Development Bank Of Singapore        Financials                                 864,800
              54,600   Fraser & Neave                       Food & Drinks                              531,528
              41,100   Singapore Press Holdings             Media                                      823,577
                                                                                                   -----------
                                                                                                     3,011,420
                                                                                                   -----------
SPAIN                  (0.8%)
               5,030   Banco Santander                      Financials                                 326,211
                                                                                                   -----------
                                                                                                       326,211
                                                                                                   -----------
SWEDEN                 (0.7%)
               5,900   Pharmacia & Upjohn                   Healthcare                                 218,488
               4,550   Stora Kopparberg -Cl A               Paper, Packaging & Printing                 57,733
                                                                                                   -----------
                                                                                                       276,221
                                                                                                   -----------
SWITZERLAND            (8.5%)
                 874   Alusuisse Lonza Holding              Conglomerates                              717,742
               1,313   Novartis                             Healthcare                               1,503,466
                  72   Roche Holding                        Healthcare                                 631,991
                 640   Schw Ruckverischer                   Insurance                                  630,333
                                                                                                   -----------
                                                                                                     3,483,532
                                                                                                   -----------
THAILAND               (1.7%)
              48,100   Bangkok Bank                         Financials                                 415,839
              46,200   Thai Farmers Bank                    Financials                                 267,499
                                                                                                   -----------
                                                                                                       683,338
                                                                                                   -----------

PREFERRED STOCKS (0.2%)


AUSTRALIA              (0.2%)
              19,750   News Corporation                     Media                                       82,095
                                                                                                   -----------

Total Investments (Cost $34,387,473*) - 88.2%                                                      $36,016,472
Other Assets, Less Liabilities - 11.8%                                                               4,834,798
                                                                                                   -----------
Net Assets - 100%                                                                                  $40,851,270
                                                                                                   ===========

* Also represents cost for Federal income tax purposes.

See notes to financial statements.

                                  14

BERGER/BIAM INTERNATIONAL PORTFOLIO
Statement of Assets and Liabilities (Unaudited)
January 31, 1997


ASSETS
Investments at value (cost $34,387,473)                                 $  36,016,472
Cash                                                                        3,744,601
Foreign currency at value (cost $651,214)                                     640,200
Net unrealized appreciation on open forward currency contracts                377,460
Receivables:
     Beneficial Interests sold                                                558,668
     Dividends                                                                 84,459
     Investment securities sold                                                   704
-------------------------------------------------------------------------------------
     Total Assets                                                          41,422,564
-------------------------------------------------------------------------------------

LIABILITIES
Payables:
     Investment securities purchased                                          535,064
     Accrued advisory fee (Note 2)                                             36,230
-------------------------------------------------------------------------------------
     Total Liabilities                                                        571,295
-------------------------------------------------------------------------------------

NET ASSETS APPLICABLE TO INVESTORS' BENEFICIAL INTERESTS                $  40,851,270
=====================================================================================


See notes to financial statements.

                                  15

BERGER/BIAM INTERNATIONAL PORTFOLIO
Statement of Operations (Unaudited)
For the Period from October 11, 1996 (commencement of investment operations) to January 31, 1997


INVESTMENT INCOME
Dividend income (Net of $9,397 foreign withholding taxes)                 $    93,021
-------------------------------------------------------------------------------------

EXPENSES
Investment advisory fee (Note 2)                                               75,778
Postage, printing & reports                                                     4,566
Insurance & bonds                                                               3,750
Trustees' fees & expenses (Note 2)                                                243
Miscellaneous                                                                     112
-------------------------------------------------------------------------------------
     Total Expenses                                                            84,449
     Less expenses reimbursed by Advisor (Note 2)                               (722)
-------------------------------------------------------------------------------------
     Expenses - Net                                                            83,727
-------------------------------------------------------------------------------------
     Net Investment Income (Loss)                                               9,294
-------------------------------------------------------------------------------------

REALIZED GAIN (LOSS) ON
     Investment Transactions                                                   53,896
     Foreign Currency Transactions                                             33,050
-------------------------------------------------------------------------------------
     Net Realized Gain (Loss)                                                  86,946

NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF
     Investments                                                            1,062,322
     Foreign Currency Contracts and Translations                              373,135
-------------------------------------------------------------------------------------
     Net Change in Unrealized Appreciation (Depreciation)                   1,435,457

Net Increase (Decrease) in Net Assets Resulting from Operations           $ 1,531,697
=====================================================================================


See notes to financial statements.

                                  16

BERGER/BIAM INTERNATIONAL PORTFOLIO
Statement of Changes in Net Assets (Unaudited)
For the Period from October 11, 1996 (commencement of investment operations) to January 31, 1997

FROM OPERATIONS:
Net investment income (loss)                                                       $      9,294
Net realized gain (loss) on investments and foreign currency transactions                86,946
Net change in unrealized appreciation (depreciation) of investments
     and foreign currency transactions                                                1,435,457
-----------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets from Operations                                 1,531,697
-----------------------------------------------------------------------------------------------

FROM DIVIDENDS AND DISTRIBUTIONS TO INVESTORS':
Net investment income                                                                         0
Net realized gain                                                                             0
-----------------------------------------------------------------------------------------------
Net Decrease in Net Assets from Distributions to Investors'                                   0
-----------------------------------------------------------------------------------------------
FROM TRANSACTIONS IN INVESTORS' BENEFICIAL INTEREST:
Contributions                                                                        41,486,881
Withdrawals                                                                         (2,167,308)
-----------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets from Investors' Transactions                   39,319,573
-----------------------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS                                                    40,851,270
Net Assets:
Beginning of period                                                                           0
-----------------------------------------------------------------------------------------------
End of period                                                                      $ 40,851,270
===============================================================================================

RATIOS/SUPPLEMENTARY DATA (UNAUDITED)
For the Period from October 11, 1996 (commencement of investment operations) to January 31, 1997


RATIO TO AVERAGE NET ASSETS:
Gross Expenses*~                   0.99%
Net Expenses*~                     0.98%
Net Investment Income~             0.11%
Portfolio Turnover+                7.38%
Average Commission Rate           $.0254

*    Net expenses reflect the Portfolio's gross (total) expenses, reduced by fee waivers and expensereimbursements totaling $722.
~    Annualized.
+ Based on operations for the period shown and, accordingly, is not representative of a full year.

See notes to financial statements.

                                  17

BERGER/BIAM INTERNATIONAL PORTFOLIO
Notes to Financial Statements (Unaudited)
January 31, 1997


1.   ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
ORGANIZATION
     The Berger/BIAM International Portfolio (the "Portfolio") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Portfolio is a series of the Berger/BIAM Worldwide Portfolios Trust (the "Trust") , which was organized as a Delaware business trust on May 31, 1996. All costs in organizing the Trust were paid by BBOI Worldwide LLC, the investment advisor of the Portfolio ("BBOI"). The Portfolio commenced investment operations on October 11, 1996 ("Commencement of Investment Operations") with the sale of 448,161 shares of beneficial interest to the Berger/BIAM International Institutional Fund in exchange for portfolio assets with an aggregate value of $4,481,609 which were transferred from the Pooled Trust of Citizens Bank of New Hampshire ("Citizens NH") to the Berger/BIAM International Institutional Fund and, in turn, transferred to the Portfolio. Such transaction was a tax-free exchange. Citizens NH is an affiliate of Bank of Ireland Asset Management (U.S.) Limited ("BIAM"), which was the investment sub-advisor to the Pooled Trust and is the investment sub-advisor to the Portfolio.
     The Portfolio is advised by BBOI, which has delegated daily portfolio management of the Portfolio to BIAM. Berger Associates, Inc. ("Berger") and BIAM each own 50% of BBOI.

SIGNIFICANT ACCOUNTING POLICIES
 The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of their financial statements. The policies are in conformity with generally accepted accounting principles.

Investment Valuation
     The Portfolio's securities and other assets are valued at the close of the regular trading session of the New York Stock Exchange (the "Exchange") (normally 4:00 p.m. New York time) each day the Exchange is open. The Portfolio's securities and other assets are valued as follows: securities listed or traded primarily on national exchanges, the Nasdaq Stock market and foreign exchanges are valued at the last sale price on such markets, or, if such a price is lacking for the trading period immediately preceding the time of determination, such securities are valued at the mean of their current bid and asked prices. Securities that are traded in the over-the-counter market are valued at the mean between their current bid and asked prices. The market value of individual securities held by the Portfolio will be determined by using pricing services which provide market prices to other mutual funds or, as needed, by obtaining market quotations from independent broker/dealers. Short-term money market securities maturing within 60 days are valued on the amortized cost basis, which approximates market value. All assets and liabilities initially expressed in terms of non-U.S. dollar currencies are translated into U.S. dollars at the prevailing market rates as quoted by one or more banks or dealers shortly before the close of the Exchange. Securities and assets for which quotations are not readily available are valued at fair values determined in good faith pursuant to consistently applied procedures established by the trustees.
     Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the Exchange. The values of foreign securities used in computing the net asset value of the shares in the portfolio are determined as of the earlier of such market close or the closing time of the Exchange. Occasionally, events affecting the value of such securities may occur between the times at which they are determined and the close of the Exchange, or when the foreign market on which such securities trade is closed but the Exchange is open, which will not be reflected in the computation of net asset value. If during such periods, events occur which materially affect the value of such securities, the securities will be valued at their fair market value as determined in good faith pursuant to consistently applied procedures established by the trustees.

Federal Income Taxes
     The Portfolio intends to be treated as a partnership for Federal income tax purposes. As such, each investor in the Portfolio will be taxable on its share of the Portfolio's ordinary income and capital gains. It is intended that the Portfolio's assets will be managed in such a way that an investor in the Portfolio will be able to satisfy the requirements of Sub-Chapter M of the Internal Revenue Code.

                                  18

BERGER/BIAM INTERNATIONAL PORTFOLIO
Notes to Financial Statements (Unaudited) - Continued
January 31, 1997


Security Gains and Losses
     Gains and losses are computed on the identified cost basis for both financial statement and Federal income tax purposes for all securities. Assets and liabilities initially expressed in terms of foreign currencies are translated into U.S. dollars at the prevailing market rates as quoted by one or more banks or dealers on the date of valuation. The cost of securities is translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

Investment Transactions and Investment Income
     Investment transactions are accounted for on the date investments are purchased or sold. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on the accrual basis and includes amortization of discounts.

Use of Estimates
     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Forward Currency Contracts
     The Portfolio may hold forward foreign currency exchange contracts for the purpose of hedging the Portfolio against exposure to market value fluctuations in foreign currencies. The use of such instruments may involve certain risks as a result of unanticipated movements in the market. A lack of correlation between the value of such instruments and the assets being hedged, or unexpected adverse price movements, could render the Portfolio's hedging strategy unsuccessful. In addition, there can be no assurance that the Portfolio will be able to enter into an offset or termination of the contracts at any particular time.

2.   AGREEMENTS
     BBOI renders investment advisory services to the Portfolio pursuant to an agreement which provides for an investment advisory fee to be paid to BBOI at the annual rate of .90 of 1% of the Portfolio's average daily net assets. Until at least April 30, 1998, BBOI has agreed voluntarily to waive its advisory fee to the extent that the Portfolio's normal operating expenses in any fiscal year (including the investment advisory fee and custodian fees, but excluding brokerage commissions, interest, taxes and extraordinary expenses) exceed 1.00% of the Portfolio's average daily net assets for that fiscal year. BBOI is also responsible for providing for or arranging for all managerial and administrative services necessary for the
operations of the Portfolio.   BBOI has delegated the daily portfolio
management of the Portfolio to BIAM. For such services, BBOI pays BIAM a sub-advisory fee equal to .45% of the average daily net assets of the Portfolio.

     Investors Fiduciary Trust Company ("IFTC") has been appointed to provide recordkeeping and pricing services to the Portfolio, including calculating the net asset value of the Portfolio, and to perform certain accounting and recordkeeping functions required by the Portfolio. In addition, IFTC has been appointed to serve as the Portfolio's custodian and transfer agent. For custodian, recordkeeping and pricing services, the Portfolio pays a fee directly to IFTC based on a percentage of its net assets, subject to certain minimums, and reimburses IFTC for certain out-of-pocket expenses.

     Certain officers and trustees of the Trust are officers and directors of the Advisor or BIAM. Trustees who are not affiliated with the Advisor or BIAM are compensated for their services according to a fee schedule, allocated among the Berger and Berger/BIAM Funds, which includes an annual fee component and a per meeting component. Such fees are allocated directly to the Portfolio and indirectly to the Fund.

                                  19

BERGER/BIAM INTERNATIONAL PORTFOLIO
Notes to Financial Statements (Unaudited) - Continued
January 31, 1997


3.   INVESTMENT TRANSACTIONS

     A. Purchases and Sales

     Purchases and sales of investment securities (excluding short-term securities) during the period from Commencement of Investment Operations to January 31, 1997 were as follows:

         Purchases of                    Sales of
          Investment                    Investment
          Securities                    Securities
        --------------                --------------
          $36,258,306                   $1,924,729

     There were no purchases or sales of long-term U.S. Government securities during the period.

     At January 31, 1997, the composition of unrealized appreciation (the excess of value over tax cost) and unrealized depreciation (the excess of tax cost over value) for securities held was as follows:

         Appreciation        Depreciation             Net
       ----------------    ----------------     --------------
          $2,473,406          $(844,407)          $1,628,999


                                  20

             TRUSTEES OF BERGER/BIAM WORLDWIDE FUNDS TRUST

              MICHAEL OWEN, CHAIRMAN * DENNIS E. BALDWIN
 WILLIAM M.B. BERGER * LOUIS R. BINDNER, P.E. * KATHERINE A. CATTANACH LUCY BLACK CREIGHTON * DENIS CURRAN * PAUL R. KNAPP * GERARD M. LAVIN
                HARRY T. LEWIS, JR. * WILLIAM SINCLAIRE

                               OFFICERS:


                            GERARD M. LAVIN
                        President of the Trust

                            CRAIG D. CLOYED
                      Vice President of the Trust

                             KEVIN R. FAY
         Vice President, Secretary and Treasurer of the Trust

                           JANICE M. TEAGUE
                   Assistant Secretary of the Trust

                           DAVID J. SCHULTZ
                           SUSAN G. KOHLMAN
                   Assistant Treasurers of the Trust

                          INVESTMENT ADVISOR
                          BBOI Worldwide LLC
                             P.O. Box 5005
                        Denver, Colorado 80217
                   1-303-329-0200 or 1-800-333-1001


                           THE BERGER FUNDS
         Together we can move mountains...the world over.(TM)

                    (C)1997 Berger Associates, Inc.

                                  21
BERGER/BIAM INTERNATIONAL CORE FUND
TABLE OF CONTENTS



Portfolio Manager's Letter              2
Statement of Assets and Liabilities     5
Statement of Operations                 6
Statement of Changes in Net Assets      7
Notes to Financial Statements           8
Financial Highlights                    10





BERGER/BIAM INTERNATIONAL CORE FUND
PORTFOLIO MANAGERS LETTER

Dear Shareholder:

Bank of Ireland Asset Management (U.S.) Limited (BIAM)* is an active international equity manager, pursuing a value style through the use of fundamental analysis.

We are bottom-up stock pickers, selecting stocks within a framework of economic themes. These themes are derived from across a broad spectrum of social, demographic, economic and technological, among other trends. They are an important part of the process that ultimately allows us to zero-in on the stocks that we believe will be able to exploit above average growth opportunities over the long term.

FUND REVIEW

The Positive Banking Environment theme proved to be the period's best performer. Strong corporate cashflows contributed to the increased dividend yields and supported further acquisitions. In particular, Spain's Banco De Santander and the Netherlands' ABN-Amro Holdings announced additional overseas expansion with the acquisition of Latin American and U.S. banks respectively. National Australia Bank was helped by the announcement of a new share buy-back program. The stock was further supported by the continued strength of the Australian long bond market and by the local low inflation, low growth environment.

Another significant contributor to the outperformance was the Telecommunications theme. The star performer here, STET, announced its intention to merge into Telecom Italia, and to de-merge SEAT (the Italian "Yellow Pages"). Vodafone and Cable & Wireless, both U.K. based, also performed well. Vodafone reported half year profits up 21%, benefiting from increased penetration in the U.K. cellular market. Cable & Wireless announced the formation of a new U.K. telecommunications company with subsidiaries of Nynex, Bell and Videotron.

The Restructuring Opportunities theme provided an impressive return for the period. Royal Dutch announced a joint venture with Texaco covering their respective U.S. refining operations. This will provide substantial benefits from increased market share and cost savings potential. Iberdorla, the Spanish utility company, was the best performing stock over the period, and benefited from a sizable reduction in its debt level and the strength of the Spanish bond market. Elf Aquitaine's price moved ahead following the French Government's placing of its remaining shareholding in the company.

The Leisure Activities theme was another strong performer. Ladbroke Group, located in the U.K., continued its strong upward movement following the earlier acquisition of Hilton's international operations. The increased valuation of EMI, the more attractive element of the former U.K. based Thorn/EMI Group, stemmed from the growth in the European and Far Eastern music industries.

On an individual stock basis, Safeway, the U.K. food retailing company, benefited from increased consumer spending and the re-focus of investors on domestic retailing companies. San Miguel, the Philippine-based food and beverage company and one of the newer additions, also produced solid gains. B.A.T. Industries, a U.K. based company, recovered strongly during the period, on the back of further rumors of a settlement between the U.S. Government and the tobacco industry. Ciba Geigy and Sandoz, both strong performers, completed their merger in December. The new company, Novartis, a Swiss concern, will now be one of the leaders in the global pharmaceutical industry.

In contrast to the European financials, our banking stocks in Thailand did not fair well. This resulted from disenchantment with the local political environment and foreign borrowing curbs which now have been reversed. We believe fundamentals eventually will restore the value of these stocks. Both Bangkok Bank and Thai Farmers Bank are high quality banks with extremely strong capital bases, high levels of reserves and low levels of bad debt. Siemens, the German conglomerate, suffered from the inadequacies of earlier restructuring and a general malaise in the semi-conductor industry. The limited currency hedging program continued to protect the portfolio during the period. The role of the hedging and the currencies covered will be kept under review and adjusted, as appropriate.


                                   2
OUTLOOK

The strength of the international equity markets in 1996 was achieved in a period of stable or falling interest rates, low inflation and strong earnings growth. Much of the same factors remain in place as we enter the new year.

In continental Europe, much of the economic focus will be on the decisions and impact surrounding the EMU, which is to be established in 1999.

In the Pacific Rim, a number of issues may effect markets. Japan continues to have problems and, while there is some evidence of a recovery, economic fundamentals and domestic investor confidence remain in tatters. Hong Kong is due to change to Chinese control on July 1 and the impact of this unique event will be watched eagerly.

While returns in the coming year are unlikely to match those of the period just ended, we remain satisfied with the structure of the portfolio from a fundamental, value oriented perspective. We will continue with a fully-invested posture, with the major emphasis on holdings in the U.K., the core continental European markets and the Pacific Basin, excluding Japan.


Respectfully submitted,

Bank of Ireland Asset Management (U.S.) Limited (BIAM)


* Investments in the Berger/BIAM International CORE Fund are not insured by the Federal Deposit Insurance Corporation, are not deposits, and are not obligations of, or endorsed or guaranteed in any way by, any bank.

TOP TEN HOLDINGS AS OF 1/31/97

                                          % of Portfolio's
Company                                      net assets
-------                                      ----------
1. Novartis                                     3.68%
2. National Australia Bank                      3.11%
3. ABN Amro Holdings                            2.25%
4. B.A.T. Industries                            2.17%
5. Development Bank of Singapore                2.12%
6. HSBC Holdings                                2.02%
7. Singapore Press Holdings                     2.02%
8. Lloyds TSB Group                             2.01%
9. Canon                                        1.97%
10. Mannesmann                                  1.95%

COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN BERGER/BIAM INTERNATIONAL CORE FUND VS. EAFE INDEX AND COST OF LIVING INDEX (DESCRIPTION OF BERGER/BIAM INTERNATIONAL CORE FUND PERFORMANCE LINE GRAPH)
The following table reflects data presented in a line graph at this point in the Semi-Annual Report to Shareholders. The graph compares the value of shares invested in the Berger/BIAM International CORE Fund to the EAFE Index and to the Cost of Living Index. The graph is based on an initial investment of $10,000 on July 31, 1989 with all dividends and capital gains reinvested. Also included is a smaller chart reflecting the Berger/BIAM International CORE Fund's Average Annual Total Return as of January 31, 1997 for 1 year - 13.5%, 3 years
- 8.2%, 5 years - 14.1% and since inception (July 31, 1989)- 13.8%.

                                   3
                 Berger/BIAM
               International           EAFE             Cost of
Date              CORE Fund            Index          Living Index
----              ---------            -----          ------------
7/31/89            $10,000            $10,000            $10,000
7/31/90            13,460              9,328             10,482
7/31/91            12,580              8,567             10,949
7/31/92            15,050              7,933             11,294
7/31/93            16,400             10,169             11,608
7/31/94            19,300             11,636             11,929
7/31/95            21,910             12,482             12,259
7/31/96            23,310             12,961             12,621
1/31/97            26,434             13,092             12,789

FOOTNOTE TO LINE GRAPH AND AVERAGE ANNUAL TOTAL RETURNS
Total return data for the Fund for periods prior to October 11, 1996, reflect the performance of the pool of assets transferred on that date into the Berger/BIAM International Portfolio in which all of the Fund's assets are invested, adjusted at that time for any increase in expenses anticipated in operating the Fund, including the Fund's pro rata share of the aggregate annual operating expenses, net of fee waivers, of the Portfolio. The asset pool was not registered with the Securities and Exchange Commission and therefore was not subject to the investment restrictions imposed by law on registered mutual funds. If the pool had been registered its performance might have been adversely affected. Performance figures are based on historical results and are not intended to be indicative of future performance. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

                                   4
BERGER/BIAM INTERNATIONAL CORE FUND
Statement of Assets and Liabilities (Unaudited)
January 31, 1997


ASSETS
Investment in Berger/BIAM International Portfolio ("Portfolio")                $21,821,925
------------------------------------------------------------------------------------------
  Total Assets                                                                  21,821,925
------------------------------------------------------------------------------------------

LIABILITIES
Accrued administrative fee (Note 2)                                                  1,754
------------------------------------------------------------------------------------------
  Total Liabilities                                                                  1,754
------------------------------------------------------------------------------------------

NET ASSETS APPLICABLE TO SHARES OUTSTANDING                                    $21,820,171
==========================================================================================

Capital Shares:
  Authorized (Par Value $0.01)                                                   unlimited
==========================================================================================

  Shares Outstanding                                                             2,055,700
==========================================================================================

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE                            $10.61
==========================================================================================

See notes to financial statements.

                                                           5
BERGER/BIAM INTERNATIONAL CORE FUND
Statement of Operations (Unaudited)
For the Period from October 11, 1996 (commencement of investment operations) to January 31, 1997

INVESTMENT INCOME ALLOCATED FROM PORTFOLIO
Dividend income (Net of $4,470 foreign withholding taxes)                          $46,891
Portfolio expenses                                                                (41,757)
------------------------------------------------------------------------------------------
    Net Investment Income Allocated from Portfolio                                   5,134
------------------------------------------------------------------------------------------

FUND EXPENSES
Administrative fees (Note 2)                                                         4,194
------------------------------------------------------------------------------------------
    Total Fund Expenses                                                              4,194
------------------------------------------------------------------------------------------
Net Investment Income (Loss)                                                           940
------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND
FOREIGN CURRENCY TRANSACTIONS ALLOCATED FROM PORTFOLIO

Net realized gain (loss) on investment and foreign
  currency transactions                                                             44,029
Net change in unrealized appreciation (depreciation) of
  investment and foreign currency transactions                                     675,348
------------------------------------------------------------------------------------------
Net Realized and Unrealized Gain (Loss) on Investment
  and Foreign Currency Transactions Allocated from Portfolio                       719,377
------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets Resulting from Operations                   $720,317
==========================================================================================

See notes to financial statements.

                                                           6
BERGER/BIAM INTERNATIONAL CORE FUND
Statement of Changes in Net Assets (Unaudited)
For the Period from October 11, 1996 (commencement of investment operations) to January 31, 1997

FROM OPERATIONS:
Net investment income (loss)                                                          $940
Net realized gain (loss) on investment and foreign currency
  transactions allocated from portfolio                                             44,029
Net unrealized gain (loss) on investment and foreign currency
  transactions allocated from portfolio                                            675,348
------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets from Operations                              720,317
------------------------------------------------------------------------------------------

FROM DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income                                                                    0
Net realized gain                                                                        0
------------------------------------------------------------------------------------------
Net Decrease in Net Assets from Distributions to Shareholders                            0
------------------------------------------------------------------------------------------

FROM FUND SHARE TRANSACTIONS:
Proceeds from shares sold                                                       21,100,206
Net asset value of shares issued in reinvestment of dividends                            0
------------------------------------------------------------------------------------------
  Total                                                                         21,100,206
Payments for shares redeemed                                                          (352)
------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets Derived from
  Fund Share Transactions                                                       21,099,854
------------------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS                                               21,820,171
Net Assets:
Beginning of period                                                                      0
------------------------------------------------------------------------------------------
End of period                                                                  $21,820,171
==========================================================================================

Undistributed (distribution in excess of) net investment income
  included in the above                                                                940
==========================================================================================

COMPONENTS OF NET ASSETS:
Capital (par value and paid in surplus)                                         21,099,854
Accumulated net investment income (loss)                                               940
Accumulated net realized gain (loss)                                                44,029
Unrealized appreciation (depreciation) of investment and foreign
  currency transactions                                                            675,348
------------------------------------------------------------------------------------------
  Total                                                                         21,820,171
==========================================================================================

TRANSACTIONS IN FUND SHARES:
Shares sold                                                                      2,055,733
Shares issued to shareholders in reinvestment of dividends                               0
------------------------------------------------------------------------------------------
  Total                                                                          2,055,733
Shares repurchased                                                                     (33)
------------------------------------------------------------------------------------------
Net increase (decrease) in shares                                                2,055,700
Shares outstanding, beginning of period                                                  0
------------------------------------------------------------------------------------------
Shares outstanding, end of period                                                2,055,700
==========================================================================================
See notes to financial statements.

                                   7
BERGER/BIAM INTERNATIONAL CORE FUND
Notes to Financial Statements (Unaudited)
January 31, 1997

1.   ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
ORGANIZATION
     The Berger/BIAM International CORE Fund (the "Fund") is a series of the Berger/BIAM Worldwide Funds Trust (the "Trust"), a Delaware business trust, organized on May 31, 1996. The Fund and the Trust are registered under the Investment Company Act of 1940, as amended, as open-end management investment companies. The Trust is authorized to issue an unlimited number of shares of beneficial interest in series or portfolios. Currently, the series comprising the Fund, Berger/BIAM International Fund and Berger/BIAM International Institutional Fund, are the only series established under the Trust, although others may be added in the future. The Trust is also authorized to establish multiple classes of shares representing differing interests in an existing or new series. The Fund commenced investment operations on October 11, 1996 ("Commencement of Investment Operations").

     The investment objective of the Fund is long-term capital appreciation. The Fund will invest all of its investable assets in the Berger/BIAM International Portfolio (the "Portfolio"), a series of Berger/BIAM Worldwide Portfolios Trust. The value of such investment reflects the Fund's proportionate interest in the net assets of the Portfolio (53% at January 31, 1997). The Portfolio is an open-end management investment company and has the same investment objective and policies as the Fund. The performance of the Fund will derive from the investment performance of the Portfolio. The financial statements of the Portfolio, including the schedule of portfolio investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements. All costs in organizing the Trust were paid by BBOI Worldwide LLC, the advisor of the Portfolio (the "Advisor"). The Advisor has delegated the daily portfolio management of the Fund to Bank of Ireland Asset Management (U.S.) Limited ("BIAM" or the "Sub-Advisor"), which owns 50% of the Advisor. Berger Associates, Inc. ("Berger") also owns 50% of the Advisor.

SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of their financial statements. The policies are in conformity with generally accepted accounting principles.

Investment Valuation
     The price of the Fund's shares is based on the net asset value of the Fund, which is determined at the close of the regular trading session of the New York Stock Exchange (the "Exchange") (normally 4:00 p.m., New York time) each day that the Exchange is open. The per share net asset value of the Fund is determined by dividing the total value of its assets, less liabilities, by the total number of shares outstanding. Since the Fund will invest all of its investable assets in the Portfolio, the value of the Fund's investable assets will be equal to the value of its beneficial interest in the Portfolio. Valuation of securities by the Portfolio is discussed in Note 1 of the Portfolio's Notes to Financial Statement which accompany these Financial Statements for the Fund.

Income and Expenses
     As an investor in the Portfolio, the Fund is allocated its pro rata share of the aggregate investment income and annual operating expenses of the Portfolio including the investment advisory fee, custodian fees, independent accountants' fees, transfer agent, record keeping and pricing agent fees. Such investment income and expenses are allocated on the day the expense is incurred in proportion to the prior day's relative net assets of the Fund and other investors in the Portfolio.

Federal Income Taxes
     Each series of the Trust is treated as a separate entity for Federal income tax purposes. The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no income tax provision is required.

Dividends and Distributions
     Dividends paid by the Fund from net investment income and
distributions of net realized short-term capital gains are, for
Federal income tax purposes, taxable as ordinary income to
shareholders.
                                   8
BERGER/BIAM INTERNATIONAL CORE FUND
Notes to Financial Statements (Unaudited) - Continued
January 31, 1997


     The Fund distributes net realized capital gains, if any, to their shareholders at least annually, if not offset by capital loss carryovers. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to the differing treatments for net operating losses and expiring capital loss carryforwards. Accordingly, these permanent differences in the character of income and distributions between financial statements and tax basis will be reclassified to paid-in-capital. At January 31, 1997, no such differences existed.

Use of Estimates
     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2.   AGREEMENTS
     Under an Administrative Services Agreement with the Fund, the Advisor serves as the administrator of the Fund. Pursuant to such Agreement, the Fund pays the Advisor a fee at an annual rate equal to the lesser of 0.10% of its average daily net assets or the Advisor's annual cost to provide or procure such services plus 0.01% of the Fund's average daily net assets. Under the Agreement, the Advisor is responsible, at its own expense, for providing or procuring all administrative services reasonably necessary for the operation of the Fund, including recordkeeping and pricing services, custodian services, transfer agency and dividend disbursing services, tax and audit services, insurance, legal services, printing and mailing to shareholders of prospectuses and other required communication and certain other administrative services. The Advisor has delegated the administration of the Fund to Berger. For such services, the Advisor pays Berger a sub-administration fee equal to 0.25% of the Fund's average daily net assets.

     Investors Fiduciary Trust Company ("IFTC") has been appointed to provide recordkeeping and pricing services to the Fund, including calculating the net asset value of the Fund, and to perform certain accounting and recordkeeping functions that it requires. In addition, IFTC has been appointed to serve as the Fund's custodian, transfer agent and dividend disbursing agent.

     Certain officers and trustees of the Trust are officers and directors of the Advisor or Sub-Advisor. Trustees who are not affiliated with the Portfolio's Advisor or Sub-Advisor are compensated for their services according to a fee schedule, allocated among the Berger and Berger/BIAM Funds, which includes an annual fee component and a per meeting component. Such fees are allocated directly to the Portfolio and indirectly to the Fund.

                                   9
BERGER/BIAM INTERNATIONAL CORE FUND
Financial Highlights (Unaudited)
For a Share Outstanding Throughout the Period October 11, 1996
(commencement of investment operations) to January 31, 1997


------------------------------------------------------------------------------------------
Net asset value, beginning of period                                                $10.00
------------------------------------------------------------------------------------------
Income from investment operations:
   Net investment income                                                               .00
   Net realized and unrealized gain (loss) on investment and foreign
  currency transactions allocated from Portfolio                                       .61
------------------------------------------------------------------------------------------
Total from investment operations                                                       .61
------------------------------------------------------------------------------------------
Net asset value, end of period                                                      $10.61
==========================================================================================
Total return*                                                                        6.10%
==========================================================================================
Ratios/Supplementary Data:
Net assets, end of period                                                     $21,820,171
Ratio of expenses to average net assets~                                             1.10%
Ratio of net investment  income (loss) to average net assets~                         .02%


* Based on operations for the period shown and, accordingly, is not representative of a full year.

~ Annualized.


See notes to financial statements.

                                  10
BERGER/BIAM INTERNATIONAL PORTFOLIO
Semi-Annual Report
For the period from October 11, 1996 (commencement of investment operations) to January 31, 1997


(The following pages should be read in conjunction with the Berger/BIAM International CORE Fund Semi-Annual
Financial Statements)


TABLE OF CONTENTS

Schedule of Investments                    12
Statement of Assets and Liabilities        15
Statement of Operations                    16
Statement of Changes in Net Assets         17
Notes to Financial Statements              18





                                  11
BERGER/BIAM INTERNATIONAL PORTFOLIO
Schedule of Investments (Unaudited)
January 31, 1997

----------------------------------------------------------------------------------------------
Country/                                                                             Market
Shares               Company                            Industry                      Value
----------------------------------------------------------------------------------------------

COMMON STOCKS (88.0%)


AUSTRALIA    (7.3%)
   43,770    Broken Hill Proprietary               Resources                   $       600,233
  105,000    National Australia Bank               Financials                        1,269,323
  128,780    News Corporation                      Media                               652,184
   64,550    Western Mining                        Resources                           396,812
                                                                                   -----------
                                                                                     2,918,552
                                                                                   -----------
FINLAND      (0.7%)
   15,000    Upm Kymmene                           Paper, Packaging & Printing         291,917
                                                                                   -----------
                                                                                       291,917
                                                                                   -----------
FRANCE       (1.6%)
    2,950    Elf Aquitaine                         Utilities                           285,973
    6,380    Michelin                              Auto Goods                          365,213
                                                                                   -----------
                                                                                       651,186
                                                                                   -----------
GERMANY      (5.3%)
   17,020    Hoechst                               Healthcare                          714,314
    2,059    Mannesmann                            Electrical/Engineering              796,319
    6,500    Siemens                               Electrical/Engineering              318,596
    6,110    Veba                                  Utilities                           337,684
                                                                                   -----------
                                                                                     2,166,913
                                                                                   -----------
GREAT BRITAIN(27.7%)
  114,300    B.A.T. Industries                     Tobacco/Financial Services          885,330
   42,400    Barclays Bank                         Financials                          784,531
   75,500    BTR                                   Conglomerates                       312,658
   30,000    Cable & Wireless                      Telecommunications                  223,479
   66,550    Cadbury Schweppes                     Food Manufacturing                  502,147
   26,500    Chubb Security                        Security                            135,849
   25,850    EMI Group                             Leisure & Entertainment             501,495
   60,300    General Electric                      Electrical/Engineering              376,259
   29,400    Glaxo Wellcome                        Healthcare                          470,517
   44,050    Granada Group                         Leisure & Entertainment             633,701
   49,000    Grand Metropolitan                    Retailer/Consumer Goods             362,660
   19,910    Guinness                              Consumer Goods-Non Durables         138,108
   74,900    Ladbroke Group                        Leisure & Entertainment             275,376
  106,750    Lloyds TSB Group                      Financials                          820,864
   38,700    Medeva                                Healthcare                          178,552
   41,800    Premier Farnell                       Distributor of Components           353,567
   68,300    Prudential                            Insurance                           589,755
   62,350    Safeway                               Retailer/Consumer Goods             381,559
   64,400    Scottish Power                        Utilities                           385,851
   37,200    Shell Transport & Trading Company     Utilities                           641,235

                                                          12
BERGER/BIAM INTERNATIONAL PORTFOLIO
Schedule of Investments (Unaudited) - Continued
January 31, 1997



----------------------------------------------------------------------------------------------
Country/                                                                             Market
Shares               Company                            Industry                      Value
----------------------------------------------------------------------------------------------

   42,341    Siebe                                 Electrical/Engineering         $    712,217
   65,200    TI Group                              Electrical/Engineering              577,610
   79,500    Vodafone Group                        Telecommunications                  345,142
   26,875    Zeneca Group                          Healthcare                          776,689
                                                                                  ------------
                                                                                    11,365,151
                                                                                  ------------
HONG KONG    (2.0%)
   35,600    HSBC Holdings                         Financials                          824,627
                                                                                  ------------
                                                                                       824,627
                                                                                  ------------
INDONESIA    (4.8%)
  126,000    Gudang Garam                          Tobacco                             615,022
   51,800    Hero Supermarket                      Retailer/Consumer Goods              47,952
  125,000    HM Sampoerna                          Tobacco                             783,715
  114,000    Indocement Tunggal                    Infrastructure/Property             170,292
  100,000    Mayora Indah                          Food Manufacturing                   43,130
  167,000    Telekomunikasi Indonesia              Telecommunications                  298,653
                                                                                  ------------
                                                                                     1,958,764
                                                                                  ------------
IRELAND      (1.3%)
   28,750    Allied Irish Banks                    Financials                          196,958
  131,800    Smurfit (Jefferson) Group             Paper, Packaging & Printing         354,048
                                                                                  ------------
                                                                                       551,006
                                                                                  ------------
ITALY        (1.1%)
   82,000    Seat                                  Paper, Packaging & Printing          31,589
   82,000    STET                                  Telecommunications                  404,658
                                                                                  ------------
                                                                                       436,247
                                                                                  ------------
JAPAN        (2.0%)
   38,000    Canon                                 Retailer/Consumer Goods             804,116
                                                                                  ------------
                                                                                       804,116
                                                                                  ------------
MALAYSIA     (4.2%)
   99,000    DCB Holdings                          Financials                          374,366
   47,000    Hume Industries Malaysia              Infrastructure/Property             296,846
  137,400    Sime Darby                            Conglomerates                       511,284
   60,000    United Engineers Malaysia             Infrastructure/Property             538,257
                                                                                  ------------
                                                                                     1,720,753
                                                                                  ------------
MEXICO       (0.7%)
  133,520    Grupo Financiero Banamex - Class B    Financials                          273,204
                                                                                  ------------
                                                                                       273,204
                                                                                  ------------
NETHERLANDS  (9.5%)
   13,950    ABN Amro Holdings                     Financials                          917,424
    2,620    DSM                                   Chemicals                           245,011
   45,550    Elsevier                              Media                               700,046
   20,752    ING Groep                             Financials                          780,989

                                                          13
BERGER/BIAM INTERNATIONAL PORTFOLIO
Schedule of Investments (Unaudited) - Continued
January 31, 1997


----------------------------------------------------------------------------------------------
Country/                                                                             Market
Shares               Company                            Industry                      Value
----------------------------------------------------------------------------------------------
   12,000    Koninklijke PTT Nederland             Telecommunications            $     435,320
    3,025    Nutricia Ver Bedrijven                Food Manufacturing                  433,691
    2,140    Royal Dutch Petroleum                 Utilities                           374,215
                                                                                 -------------
                                                                                     3,886,696
                                                                                 -------------
PHILIPPINES  (0.7%)
   75,700    San Miguel - Class B                  Food & Drinks                       304,523
                                                                                 -------------
                                                                                       304,523
                                                                                 -------------
SINGAPORE    (7.4%)
   79,000    City Development                      Infrastructure/Property             791,515
   62,412    Development Bank Of Singapore         Financials                          864,800
   54,600    Fraser & Neave                        Food & Drinks                       531,528
   41,100    Singapore Press Holdings              Media                               823,577
                                                                                 -------------
                                                                                     3,011,420
                                                                                 -------------
SPAIN        (0.8%)
    5,030    Banco Santander                       Financials                          326,211
                                                                                 -------------
                                                                                       326,211
                                                                                 -------------
SWEDEN       (0.7%)
    5,900    Pharmacia & Upjohn                    Healthcare                          218,488
    4,550    Stora Kopparberg -Cl A                Paper, Packaging & Printing          57,733
                                                                                 -------------
                                                                                       276,221
                                                                                 -------------
SWITZERLAND  (8.5%)
      874    Alusuisse Lonza Holding               Conglomerates                       717,742
    1,313    Novartis                              Healthcare                        1,503,466
       72    Roche Holding                         Healthcare                          631,991
      640    Schw Ruckverischer                    Insurance                           630,333
                                                                                 -------------
                                                                                     3,483,532
                                                                                 -------------
THAILAND     (1.7%)
   48,100    Bangkok Bank                          Financials                          415,839
   46,200    Thai Farmers Bank                     Financials                          267,499
                                                                                 -------------
                                                                                       683,338
                                                                                 -------------

PREFERRED STOCKS (0.2%)

AUSTRALIA    (0.2%)
   19,750    News Corporation                      Media                                82,095
                                                                                 -------------

Total Investments (Cost $34,387,473*) - 88.2%                                      $36,016,472
Other Assets, Less Liabilities - 11.8%                                               4,834,798
                                                                                 -------------
Net Assets - 100%                                                                  $40,851,270
                                                                                 =============

* Also represents cost for Federal income tax purposes.

See notes to financial statements.


                                  14
BERGER/BIAM INTERNATIONAL PORTFOLIO
Statement of Assets and Liabilities (Unaudited)
January 31, 1997


ASSETS
Investments at value (cost $34,387,473)                                         36,016,472
Cash                                                                             3,744,601
Foreign currency at value (cost $651,214)                                          640,200
Net unrealized appreciation on open forward currency contracts                     377,460
Receivables:
  Beneficial Interests sold                                                        558,668
  Dividends                                                                         84,459
  Investment securities sold                                                           704
------------------------------------------------------------------------------------------
  Total Assets                                                                  41,422,564
------------------------------------------------------------------------------------------

LIABILITIES
Payables:
  Investment securities purchased                                                  535,064

  Accrued advisory fee (Note 2)                                                     36,230
------------------------------------------------------------------------------------------
  Total Liabilities                                                                571,294
------------------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS' BENEFICIAL INTERESTS                        40,851,270
==========================================================================================

See notes to financial statements.

                                                          15
BERGER/BIAM INTERNATIONAL PORTFOLIO
Statement of Operations (Unaudited)
For the Period from October 11, 1996 (commencement of investment operations) to January 31, 1997


INVESTMENT INCOME
Dividend income (Net of $9,397 foreign withholding taxes)                          $93,021
------------------------------------------------------------------------------------------

EXPENSES
Investment advisory fee (Note 2)                                                    75,778
Postage, printing & reports                                                          4,566
Insurance & bonds                                                                    3,750
Trustees' fees & expenses (Note 2)                                                     243
Miscellaneous                                                                          112
------------------------------------------------------------------------------------------
  Total Expenses                                                                    84,449
  Less expenses reimbursed by Advisor (Note 2)                                       (722)
------------------------------------------------------------------------------------------
  Expenses - Net                                                                    83,727
------------------------------------------------------------------------------------------
  Net Investment Income (Loss)                                                       9,294
------------------------------------------------------------------------------------------

REALIZED GAIN (LOSS) ON
  Investment Transactions                                                           53,896
  Foreign Currency Transactions                                                     33,050
------------------------------------------------------------------------------------------
  Net Realized Gain (Loss)                                                          86,946

NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF
  Investments                                                                    1,062,322
  Foreign Currency Contracts and Translations                                      373,135
------------------------------------------------------------------------------------------
  Net Change in Unrealized Appreciation (Depreciation)                           1,435,457

Net Increase (Decrease) in Net Assets Resulting from Operations                  1,531,697
==========================================================================================

See notes to financial statements.

                                                          16
BERGER/BIAM INTERNATIONAL PORTFOLIO
Statement of Changes in Net Assets (Unaudited)
For the Period from October 11, 1996 (commencement of investment operations) to January 31, 1997


FROM OPERATIONS:
Net investment income (loss)                                                        $9,294
Net realized gain (loss) on investments and foreign currency transactions           86,946
Net change in unrealized appreciation (depreciation) of investments
  and foreign currency transactions                                              1,435,457
------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets from Operations                            1,531,697
------------------------------------------------------------------------------------------

FROM DIVIDENDS AND DISTRIBUTIONS TO INVESTORS':
Net investment income                                                                    0
Net realized gain                                                                        0
------------------------------------------------------------------------------------------
Net Decrease in Net Assets from Distributions to Investors'                              0
------------------------------------------------------------------------------------------

FROM TRANSACTIONS IN INVESTORS' BENEFICIAL INTEREST:
Contributions                                                                   41,486,881
Withdrawals                                                                    (2,167,308)
------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets from Investors' Transactions              39,319,573
------------------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS                                               40,851,270
Net Assets:
Beginning of period                                                                      0
------------------------------------------------------------------------------------------
End of period                                                                   40,851,270
==========================================================================================

RATIOS/SUPPLEMENTARY DATA (UNAUDITED)
For the Period from October 11, 1996 (commencement of investment operations) to January 31, 1997


RATIO TO AVERAGE NET ASSETS:
Gross Expenses*~                   0.99%
Net Expenses*~                     0.98%
Net Investment Income~             0.11%
Portfolio Turnover+                7.38%
Average Commission Rate          $.0254

*    Net expenses reflect the Portfolio's gross (total) expenses, reduced by fee waivers and expense reimbursements totaling $722.
~    Annualized.
+    Based on operations for the period shown and, accordingly, is not representative of a full year.

See notes to financial statements.

                                  17
BERGER/BIAM INTERNATIONAL PORTFOLIO
Notes to Financial Statements (Unaudited)
January 31, 1997

1.   ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
ORGANIZATION
     The Berger/BIAM International Portfolio (the "Portfolio") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Portfolio is a series of the Berger/BIAM Worldwide Portfolios Trust (the "Trust") , which was organized as a Delaware business trust on May 31, 1996. All costs in organizing the Trust were paid by BBOI Worldwide LLC, the investment advisor of the Portfolio ("BBOI"). The Portfolio commenced investment operations on October 11, 1996 ("Commencement of Investment Operations") with the sale of 448,161 shares of beneficial interest to the Berger/BIAM International Institutional Fund in exchange for portfolio assets with an aggregate value of $4,481,609 which were transferred from the Pooled Trust of Citizens Bank of New Hampshire ("Citizens NH") to the Berger/BIAM International Institutional Fund and, in turn, transferred to the Portfolio. Such transaction was a tax-free exchange. Citizens NH is an affiliate of Bank of Ireland Asset Management (U.S.) Limited ("BIAM"), which was the investment sub-advisor to the Pooled Trust and is the investment sub-advisor to the Portfolio.
     The Portfolio is advised by BBOI, which has delegated daily portfolio management of the Portfolio to BIAM. Berger Associates, Inc. ("Berger") and BIAM each own 50% of BBOI.

SIGNIFICANT ACCOUNTING POLICIES
      The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of their financial statements. The policies are in conformity with generally accepted accounting principles.

Investment Valuation
     The Portfolio's securities and other assets are valued at the close of the regular trading session of the New York Stock Exchange (the "Exchange") (normally 4:00 p.m. New York time) each day the Exchange is open. The Portfolio's securities and other assets are valued as follows: securities listed or traded primarily on national exchanges, the Nasdaq Stock market and foreign exchanges are valued at the last sale price on such markets, or, if such a price is lacking for the trading period immediately preceding the time of determination, such securities are valued at the mean of their current bid and asked prices. Securities that are traded in the over-the-counter market are valued at the mean between their current bid and asked prices. The market value of individual securities held by the Portfolio will be determined by using pricing services which provide market prices to other mutual funds or, as needed, by obtaining market quotations from independent broker/dealers. Short-term money market securities maturing within 60 days are valued on the amortized cost basis, which approximates market value. All assets and liabilities initially expressed in terms of non-U.S. dollar currencies are translated into U.S. dollars at the prevailing market rates as quoted by one or more banks or dealers shortly before the close of the Exchange. Securities and assets for which quotations are not readily available are valued at fair values determined in good faith pursuant to consistently applied procedures established by the trustees.
     Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the Exchange. The values of foreign securities used in computing the net asset value of the shares in the portfolio are determined as of the earlier of such market close or the closing time of the Exchange. Occasionally, events affecting the value of such securities may occur between the times at which they are determined and the close of the Exchange, or when the foreign market on which such securities trade is closed but the Exchange is open, which will not be reflected in the computation of net asset value. If during such periods, events occur which materially affect the value of such securities, the securities will be valued at their fair market value as determined in good faith pursuant to consistently applied procedures established by the trustees.

Federal Income Taxes
     The Portfolio intends to be treated as a partnership for Federal income tax purposes. As such, each investor in the Portfolio will be taxable on its share of the Portfolio's ordinary income and capital gains. It is intended that the Portfolio's assets will be managed in such a way that an investor in the Portfolio will be able to satisfy the requirements of Sub-Chapter M of the Internal Revenue Code.
                                  18
BERGER/BIAM INTERNATIONAL PORTFOLIO
Notes to Financial Statements (Unaudited) - Continued
January 31, 1997


Security Gains and Losses
     Gains and losses are computed on the identified cost basis for both financial statement and Federal income tax purposes for all securities. Assets and liabilities initially expressed in terms of foreign currencies are translated into U.S. dollars at the prevailing market rates as quoted by one or more banks or dealers on the date of valuation. The cost of securities is translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

Investment Transactions and Investment Income
     Investment transactions are accounted for on the date investments are purchased or sold. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on the accrual basis and includes amortization of discounts.

Use of Estimates
     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Forward Currency Contracts
The Portfolio may hold forward foreign currency exchange contracts for the purpose of hedging the Portfolio against exposure to market value fluctuations in foreign currencies. The use of such instruments may involve certain risks as a result of unanticipated movements in the market. A lack of correlation between the value of such instruments and the assets being hedged, or unexpected adverse price movements, could render the Portfolio's hedging strategy unsuccessful. In addition, there can be no assurance that the Portfolio will be able to enter into an offset or termination of the contracts at any particular time.

2.   AGREEMENTS
     BBOI renders investment advisory services to the Portfolio pursuant to an agreement which provides for an investment advisory fee to be paid to BBOI at the annual rate of .90 of 1% of the Portfolio's average daily net assets. Until at least April 30, 1998, BBOI has agreed voluntarily to waive its advisory fee to the extent that the Portfolio's normal operating expenses in any fiscal year (including the investment advisory fee and custodian fees, but excluding brokerage commissions, interest, taxes and extraordinary expenses) exceed 1.00% of the Portfolio's average daily net assets for that fiscal year. BBOI is also responsible for providing for or arranging for all managerial and administrative services necessary for the
operations of the Portfolio.   BBOI has delegated the daily portfolio
management of the Portfolio to BIAM. For such services, BBOI pays BIAM a sub-advisory fee equal to .45% of the average daily net assets of the Portfolio.

     Investors Fiduciary Trust Company ("IFTC") has been appointed to provide recordkeeping and pricing services to the Portfolio, including calculating the net asset value of the Portfolio, and to perform certain accounting and recordkeeping functions required by the Portfolio. In addition, IFTC has been appointed to serve as the Portfolio's custodian and transfer agent. For custodian, recordkeeping and pricing services, the Portfolio pays a fee directly to IFTC based on a percentage of its net assets, subject to certain minimums, and reimburses IFTC for certain out-of-pocket expenses.

     Certain officers and trustees of the Trust are officers and directors of the Advisor or BIAM. Trustees who are not affiliated with the Advisor or BIAM are compensated for their services according to a fee schedule, allocated among the Berger and Berger/BIAM Funds, which includes an annual fee component and a per meeting component. Such fees are allocated directly to the Portfolio and indirectly to each fund.

                                  19
BERGER/BIAM INTERNATIONAL PORTFOLIO
Notes to Financial Statements (Unaudited) - Continued
January 31, 1997


3.   INVESTMENT TRANSACTIONS

     A. Purchases and Sales

     Purchases and sales of investment securities (excluding short-term securities) during the period from Commencement of Investment Operations to January 31, 1997 were as follows:

                   Purchases of    Sales of
                    Investment    Investment
                    Securities    Securities
                    -----------   -----------

                    $36,258,306   $1,924,729

     There were no purchases or sales of long-term U.S. Government securities during the period.

     At January 31, 1997, the composition of unrealized appreciation (the excess of value over tax cost) and unrealized depreciation (the excess of tax cost over value) for securities held was as follows:

         Appreciation   Depreciation        Net
         ------------   ------------   -------------
          $2,473,406     $(844,407)     $1,628,999


                                  20



             TRUSTEES OF BERGER/BIAM WORLDWIDE FUNDS TRUST

              Michael Owen, Chairman * Dennis E. Baldwin
 William M.B. Berger * Louis R. Bindner, P.E. * Katherine A. Cattanach Lucy Black Creighton * Denis Curran * Paul R. Knapp * Gerard M. Lavin
                Harry T. Lewis, Jr. * William Sinclaire

                               OFFICERS:


                            GERARD M. LAVIN
                        President of the Trust

                            CRAIG D. CLOYED
                      Vice President of the Trust

                             Kevin R. Fay
         Vice President, Secretary and Treasurer of the Trust

                           Janice M. Teague
                   Assistant Secretary of the Trust

                           David J. Schultz
                           Susan G. Kohlman
                   Assistant Treasurers of the Trust

                          Investment Advisor
                          BBOI Worldwide LLC
                             P.O. Box 5005
                        Denver, Colorado 80217
                   1-303-329-0200 or 1-800-333-1001


                           THE BERGER FUNDS
         Together we can move mountains...the world over.(TM)

                    (C)1997 Berger Associates, Inc.




                                  21